UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Contrafund Portfolio

Semiannual Report

June 30, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.64%
Actual		$ 1,000.00	$ 1,051.90	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.21
Service Class	.74%
Actual		$ 1,000.00	$ 1,051.20	$ 3.76
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71
Service Class 2.89%
Actual		$ 1,000.00	$ 1,050.20	$ 4.52
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46
Service Class 2R	.89%
Actual		$ 1,000.00	$ 1,050.30	$ 4.52
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46
Investor Class	.73%
Actual		$ 1,000.00	$ 1,051.30	$ 3.71
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.8	4.5
Wells Fargo & Co.	2.2	1.5
Citigroup, Inc.	2.0	1.8
Procter & Gamble Co.	2.0	2.1
The Coca-Cola Co.	1.7	1.7
QUALCOMM, Inc.	1.7	0.4
Google, Inc. Class A	1.6	0.0
Royal Dutch Shell PLC Class B sponsored ADR	1.3	1.6
MetLife, Inc.	1.2	1.0
U.S. Bancorp, Delaware	1.2	0.6
	18.7
Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.6	18.8
Financials	14.9	16.2
Energy	12.4	11.8
Industrials	11.1	11.1
Health Care	11.0	10.4
Consumer Staples	10.3	10.3
Consumer Discretionary	10.1	10.0
Utilities	3.3	3.2
Materials	3.2	3.4
Telecommunication Services	3.2	3.3
Asset Allocation (% of fund's net assets)
As of June 30, 2011*		As of December 31, 2010**
	Stocks and Equity Futures 98.8%		Stocks and Equity Futures 99.2%
	Short-Term Investments and Net Other Assets 1.2%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	20.8%	** Foreign investments	16.2%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
Distributors - 0.0%
Indiabulls Wholesale Services Ltd.	676,542	$ 157,653
Hotels, Restaurants & Leisure - 2.2%
Arcos Dorados Holdings, Inc.	1,711,300	36,091,317
Betfair Group PLC (d)	2,844,952	34,540,757
Las Vegas Sands Corp. (a)	2,220,086	93,709,830
Pinnacle Entertainment, Inc. (a)	2,099,550	31,283,295
Starbucks Corp.	2,428,269	95,892,343
Yum! Brands, Inc.	1,573,027	86,894,011
		378,411,553
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	501,797	102,612,469
Priceline.com, Inc. (a)	179,723	92,005,595
		194,618,064
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	1,090,187	47,891,915
Media - 3.3%
DIRECTV (a)	3,310,163	168,222,484
Focus Media Holding Ltd. ADR (a)	738,760	22,975,436
Legend Pictures LLC (g)(h)	6,611	4,958,250
Pandora Media, Inc.	332,062	6,279,292
The Walt Disney Co.	4,794,773	187,187,938
The Weinstein Co. II Holdings, LLC Class A-1 (a)(g)(h)	11,499	4,312,125
Time Warner, Inc.	4,432,793	161,220,681
		555,156,206
Multiline Retail - 0.4%
Dollar General Corp. (a)	2,042,369	69,215,885
Specialty Retail - 1.5%
Abercrombie & Fitch Co. Class A	1,364,974	91,344,060
Limited Brands, Inc.	2,367,999	91,049,562
Urban Outfitters, Inc. (a)	107,978	3,039,581
Williams-Sonoma, Inc.	1,687,300	61,569,577
		247,002,780
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc. (a)	1,904,753	49,047,390
LVMH Moet Hennessy - Louis Vuitton	207,503	37,346,853
Under Armour, Inc. Class A (sub. vtg.) (a)	306,759	23,715,538
		110,109,781
TOTAL CONSUMER DISCRETIONARY		1,602,563,837
CONSUMER STAPLES - 10.3%
Beverages - 4.0%
Anheuser-Busch InBev SA NV	799,065	46,380,465
Coca-Cola Bottling Co. Consolidated	127,918	8,654,932
Coca-Cola FEMSA SAB de CV sponsored ADR	98,047	9,119,351
Coca-Cola Icecek AS	578,362	8,534,144

	Shares	Value
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	275,170	$ 9,281,484
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,546,231	53,012,529
Diageo PLC sponsored ADR	771,483	63,161,313
Embotelladora Andina SA sponsored ADR	317,936	9,172,454
Molson Coors Brewing Co. Class B	1,308,542	58,544,169
PepsiCo, Inc.	868,850	61,193,106
Pernod-Ricard SA	477,279	47,048,680
Remy Cointreau SA	166,595	14,023,203
The Coca-Cola Co.	4,414,620	297,059,780
		685,185,610
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	4,267,217	160,362,015
Fresh Market, Inc.	19,700	761,996
Walgreen Co.	665,745	28,267,533
		189,391,544
Food Products - 0.9%
Archer Daniels Midland Co.	329,171	9,924,506
Bunge Ltd.	395,748	27,286,825
Danone	251,700	18,781,334
Green Mountain Coffee Roasters, Inc. (a)	59,272	5,290,619
Nestle SA	488,924	30,386,914
Unilever NV unit	1,662,247	54,604,814
Viterra, Inc.	429,900	4,671,663
		150,946,675
Household Products - 2.3%
Colgate-Palmolive Co.	519,366	45,397,782
Procter & Gamble Co.	5,376,525	341,785,694
		387,183,476
Personal Products - 0.6%
Avon Products, Inc.	1,840,909	51,545,452
L'Oreal SA	370,500	48,123,826
Nu Skin Enterprises, Inc. Class A	50,000	1,877,500
		101,546,778
Tobacco - 1.4%
Altria Group, Inc.	754,266	19,920,165
British American Tobacco PLC sponsored ADR	1,771,568	155,897,984
Philip Morris International, Inc.	892,374	59,583,812
Souza Cruz Industria Comerico	724,800	9,220,760
		244,622,721
TOTAL CONSUMER STAPLES		1,758,876,804
ENERGY - 12.4%
Energy Equipment & Services - 4.0%
Aker Drilling ASA (a)	852,600	2,655,287
Aker Solutions ASA	697,700	13,968,486
Baker Hughes, Inc.	1,821,788	132,188,937
C&J Energy Services, Inc. (a)(e)	482,300	7,475,650
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Discovery Offshore S.A. (a)(e)	1,310,900	$ 2,600,221
Dresser-Rand Group, Inc. (a)	319,476	17,171,835
Ensco International Ltd. ADR	488,601	26,042,433
Halliburton Co.	3,158,832	161,100,432
National Oilwell Varco, Inc.	902,457	70,581,162
Noble Corp.	1,435,500	56,573,055
Ocean Rig UDW, Inc. (a)	134,000	2,459,217
Oceaneering International, Inc.	726,406	29,419,443
Saipem SpA	445,866	23,020,365
Schlumberger Ltd.	761,579	65,800,426
TETRA Technologies, Inc. (a)	559,100	7,117,343
Transocean Ltd. (United States)	885,275	57,153,354
Vantage Drilling Co. (a)	5,923,400	10,780,588
		686,108,234
Oil, Gas & Consumable Fuels - 8.4%
Alpha Natural Resources, Inc. (a)	691,722	31,431,848
Anadarko Petroleum Corp.	424,317	32,570,573
Apache Corp.	1,008,383	124,424,378
BP PLC	1,029,933	7,583,144
BP PLC sponsored ADR	2,189,408	96,968,880
Canadian Natural Resources Ltd.	979,800	41,075,606
CVR Energy, Inc. (a)	345,840	8,514,581
Exxon Mobil Corp.	2,309,733	187,966,072
Falkland Oil & Gas Ltd. (a)	844,214	765,507
Frontier Oil Corp.	619,878	20,028,258
Holly Corp.	1,045,586	72,563,668
InterOil Corp. (a)(d)	370,048	21,651,508
Kosmos Energy Ltd.	312,100	5,299,458
Marathon Oil Corp.	2,669,080	140,607,134
Niko Resources Ltd.	284,322	17,750,962
Occidental Petroleum Corp.	1,350,811	140,538,376
Petrobank Energy & Resources Ltd. (a)	1,117,300	16,404,985
Repsol YPF SA (d)	1,239,758	43,044,624
Resolute Energy Corp. (a)(d)	1,120,068	18,100,299
Rockhopper Exploration PLC (a)	260,700	1,125,489
Rodinia Oil Corp. (a)	603,000	756,564
Royal Dutch Shell PLC:
Class A sponsored ADR (d)	89,833	6,389,821
Class B sponsored ADR	3,003,962	215,534,274
Talisman Energy, Inc.	2,558,000	52,544,567
Targa Resources Corp.	256,400	8,579,144
Western Refining, Inc. (a)(d)	796,928	14,400,489
Whiting Petroleum Corp. (a)	797,900	45,408,489
Williams Companies, Inc.	1,619,100	48,977,775
		1,421,006,473
TOTAL ENERGY		2,107,114,707

	Shares	Value
FINANCIALS - 14.9%
Capital Markets - 2.2%
E*TRADE Financial Corp. (a)	2,201,300	$ 30,377,940
Evercore Partners, Inc. Class A	370,900	12,358,388
ICAP PLC	1,181,055	8,965,598
Invesco Ltd.	1,190,307	27,853,184
Morgan Stanley	4,319,434	99,390,176
State Street Corp.	3,489,626	157,347,236
TD Ameritrade Holding Corp.	1,693,700	33,044,087
		369,336,609
Commercial Banks - 5.0%
Banco Macro SA sponsored ADR	192,634	7,270,007
BB&T Corp.	1,800,175	48,316,697
CIT Group, Inc. (a)	435,536	19,276,823
Comerica, Inc.	328,979	11,372,804
FirstMerit Corp.	1,155,485	19,077,057
Huntington Bancshares, Inc.	6,807,180	44,655,101
KeyCorp	2,271,210	18,919,179
PT Bank Rakyat Indonesia Tbk	11,438,500	8,669,090
Regions Financial Corp.	2,359,500	14,628,900
Sumitomo Mitsui Financial Group, Inc.	564,400	17,398,777
SunTrust Banks, Inc.	1,984,650	51,203,970
Synovus Financial Corp.	7,697,400	16,010,592
U.S. Bancorp	7,754,089	197,806,810
Wells Fargo & Co.	13,493,503	378,627,694
		853,233,501
Consumer Finance - 0.8%
Capital One Financial Corp.	956,086	49,400,964
Discover Financial Services	912,872	24,419,326
Green Dot Corp. Class A (d)	269,884	9,170,658
Promise Co. Ltd. (d)	1,275,900	10,860,830
SLM Corp.	2,485,408	41,779,708
		135,631,486
Diversified Financial Services - 2.5%
African Bank Investments Ltd.	3,022,441	15,385,314
Citigroup, Inc.	8,329,138	346,825,306
CME Group, Inc.	161,942	47,220,668
ING Groep NV (Certificaten Van Aandelen) (a)	662,900	8,170,100
NBH Holdings Corp. Class A (a)(e)	813,800	14,648,400
		432,249,788
Insurance - 2.8%
ACE Ltd.	576,032	37,914,426
Amlin PLC	2,072,127	13,505,085
Aon Corp.	641,639	32,916,081
Berkshire Hathaway, Inc.:
Class A (a)	244	28,329,620
Class B (a)	1,021,614	79,062,707
Fairfax Financial Holdings Ltd. (sub. vtg.)	126,300	50,551,431
Genworth Financial, Inc. Class A (a)	1,252,200	12,872,616
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	4,763,477	$ 208,973,736
Validus Holdings Ltd.	160,976	4,982,207
		469,107,909
Real Estate Investment Trusts - 1.1%
Camden Property Trust (SBI)	81,055	5,156,719
Equity Lifestyle Properties, Inc.	114,500	7,149,380
Prologis, Inc.	1,920,210	68,820,326
Public Storage	271,405	30,942,884
SL Green Realty Corp.	280,173	23,217,937
The Macerich Co.	614,099	32,854,297
Weyerhaeuser Co.	832,939	18,208,047
		186,349,590
Real Estate Management & Development - 0.3%
Ayala Land, Inc.	26,442,000	9,517,656
BR Malls Participacoes SA	1,699,600	19,433,643
Indiabulls Real Estate Ltd. (a)	4,749,934	11,978,603
PT Lippo Karawaci Tbk	164,758,750	12,486,851
		53,416,753
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	2,435,410	31,075,832
TOTAL FINANCIALS		2,530,401,468
HEALTH CARE - 11.0%
Biotechnology - 2.0%
Amgen, Inc. (a)	2,058,118	120,091,185
AVEO Pharmaceuticals, Inc. (a)	518,044	10,676,887
AVEO Pharmaceuticals, Inc.	107,096	2,207,249
Biogen Idec, Inc. (a)	946,924	101,245,114
BioMarin Pharmaceutical, Inc. (a)	786,430	21,398,760
Gilead Sciences, Inc. (a)	1,833,397	75,920,970
Human Genome Sciences, Inc. (a)	226,227	5,551,611
Medivir AB (B Shares) (a)	424,384	8,840,774
		345,932,550
Health Care Equipment & Supplies - 2.8%
Baxter International, Inc.	1,974,205	117,840,296
Boston Scientific Corp. (a)	6,787,739	46,903,276
C. R. Bard, Inc.	338,840	37,224,962
Covidien PLC	2,853,441	151,888,664
Edwards Lifesciences Corp. (a)	617,950	53,872,881
Mako Surgical Corp. (a)(d)	763,217	22,690,441
Masimo Corp.	421,879	12,521,369
Quidel Corp. (a)	1,433,104	21,711,526

	Shares	Value
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	6,000,000	$ 8,651,010
William Demant Holding A/S (a)	110,782	9,999,612
		483,304,037
Health Care Providers & Services - 2.8%
CIGNA Corp.	980,039	50,403,406
HCA Holdings, Inc.	874,800	28,868,400
Henry Schein, Inc. (a)	871,900	62,419,321
McKesson Corp.	1,363,177	114,029,756
Medco Health Solutions, Inc. (a)	967,136	54,662,527
Omnicare, Inc.	927,000	29,562,030
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	2,457,300	6,615,534
UnitedHealth Group, Inc.	2,485,468	128,200,439
		474,761,413
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc. (a)	1,043,669	53,341,923
Fluidigm Corp. (g)	312,345	4,714,223
Illumina, Inc. (a)	499,691	37,551,779
		95,607,925
Pharmaceuticals - 2.8%
Bayer AG	195,832	15,745,800
GlaxoSmithKline PLC sponsored ADR	1,189,500	51,029,550
Merck & Co., Inc.	2,476,136	87,382,839
Novo Nordisk A/S Series B	139,257	17,448,399
Pfizer, Inc.	8,481,989	174,728,973
Shire PLC sponsored ADR	706,200	66,531,102
Valeant Pharmaceuticals International, Inc. (Canada)	1,234,060	64,172,656
		477,039,319
TOTAL HEALTH CARE		1,876,645,244
INDUSTRIALS - 11.1%
Aerospace & Defense - 4.3%
Bombardier, Inc. Class B (sub. vtg.)	5,908,400	42,579,200
Goodrich Corp.	864,497	82,559,464
Honeywell International, Inc.	1,725,275	102,809,137
MTU Aero Engines Holdings AG	262,160	20,942,003
Precision Castparts Corp.	563,798	92,829,341
Safran SA	905,465	38,673,619
Textron, Inc.	1,989,090	46,962,415
The Boeing Co.	1,630,892	120,571,846
United Technologies Corp.	2,175,851	192,584,572
		740,511,597
Building Products - 0.5%
Armstrong World Industries, Inc.	302,008	13,759,484
Lennox International, Inc.	666,725	28,715,846
Owens Corning (a)	1,113,601	41,592,997
		84,068,327
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	1,450,569	$ 44,750,054
Stericycle, Inc. (a)	220,641	19,663,526
Swisher Hygiene, Inc. (g)	523,085	2,650,472
Swisher Hygiene, Inc. (g)	1,411,610	7,947,364
		75,011,416
Construction & Engineering - 0.4%
Fluor Corp.	557,350	36,038,251
Foster Wheeler AG (a)	1,046,432	31,790,604
		67,828,855
Electrical Equipment - 1.5%
Acuity Brands, Inc.	463,337	25,844,938
Alstom SA (d)	695,671	42,899,774
Cooper Industries PLC Class A	639,375	38,151,506
Emerson Electric Co.	1,221,886	68,731,088
GrafTech International Ltd. (a)	907,081	18,386,532
Regal-Beloit Corp.	815,326	54,439,317
		248,453,155
Industrial Conglomerates - 1.3%
General Electric Co.	9,178,319	173,103,096
Tyco International Ltd.	962,100	47,556,603
		220,659,699
Machinery - 1.6%
Caterpillar, Inc.	624,523	66,486,719
Cummins, Inc.	458,386	47,438,367
Danaher Corp.	1,746,704	92,557,845
Fanuc Corp.	123,300	20,613,483
Pall Corp.	431,673	24,272,973
Vallourec SA	105,698	12,875,147
		264,244,534
Road & Rail - 1.1%
CSX Corp.	3,062,505	80,298,881
Union Pacific Corp.	1,099,761	114,815,048
		195,113,929
TOTAL INDUSTRIALS		1,895,891,512
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 2.5%
Alcatel-Lucent SA sponsored ADR (a)	7,564,602	43,647,754
Aruba Networks, Inc. (a)(d)	1,912,459	56,513,163
Ciena Corp. (a)	2,120,843	38,981,094
Juniper Networks, Inc. (a)	134,503	4,236,845
QUALCOMM, Inc.	4,917,309	279,253,978
		422,632,834
Computers & Peripherals - 5.4%
Apple, Inc. (a)	1,943,279	652,300,464
EMC Corp. (a)	6,539,426	180,161,186
Imagination Technologies Group PLC (a)	1,613,506	9,765,064

	Shares	Value
SanDisk Corp. (a)	401,908	$ 16,679,182
Western Digital Corp. (a)	1,693,195	61,598,434
		920,504,330
Electronic Equipment & Components - 0.2%
HLS Systems International Ltd. (a)(d)	1,396,103	13,011,680
TPK Holdings Co.	384,000	11,667,274
		24,678,954
Internet Software & Services - 2.5%
Baidu.com, Inc. sponsored ADR (a)	316,227	44,312,890
Dice Holdings, Inc. (a)	865,054	11,695,530
Google, Inc. Class A (a)	531,564	269,173,378
Mail.ru Group Ltd. GDR (a)(e)	434,066	14,419,673
Renren, Inc. ADR (d)	1,501,199	13,285,611
WebMD Health Corp. (a)	1,297,812	59,154,271
Yandex NV	181,212	6,434,838
		418,476,191
IT Services - 1.0%
Accenture PLC Class A	1,159,236	70,041,039
Cognizant Technology Solutions Corp. Class A (a)	284,349	20,854,156
Digital Garage, Inc. (a)	3,663	14,953,199
Visa, Inc. Class A	799,609	67,375,054
		173,223,448
Semiconductors & Semiconductor Equipment - 4.2%
Analog Devices, Inc.	2,628,735	102,888,688
ARM Holdings PLC sponsored ADR (d)	2,640,098	75,057,986
ASML Holding NV	2,456,381	90,787,842
Avago Technologies Ltd.	1,398,625	53,147,750
First Solar, Inc. (a)(d)	324,438	42,913,414
Inotera Memories, Inc. (a)	44,304,698	13,615,174
Intersil Corp. Class A	1,381,863	17,756,940
KLA-Tencor Corp.	1,092,940	44,242,211
Lam Research Corp. (a)	1,053,975	46,670,013
Marvell Technology Group Ltd. (a)	4,744,052	70,045,928
Micron Technology, Inc. (a)	17,104,142	127,938,982
Nanya Technology Corp. (a)	25,007,159	7,033,630
Omnivision Technologies, Inc. (a)	727,817	25,335,310
		717,433,868
Software - 2.8%
Ariba, Inc. (a)	1,211,749	41,768,988
Check Point Software Technologies Ltd. (a)	3,284,692	186,734,740
Fortinet, Inc. (a)	990,572	27,032,710
Microsoft Corp.	6,740,351	175,249,126
Nuance Communications, Inc. (a)	881,133	18,917,926
QLIK Technologies, Inc.	92,899	3,164,140
Taleo Corp. Class A (a)	723,198	26,780,022
		479,647,652
TOTAL INFORMATION TECHNOLOGY		3,156,597,277
Common Stocks - continued
	Shares	Value
MATERIALS - 3.2%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	565,239	$ 54,025,544
Albemarle Corp.	241,467	16,709,516
Arkema SA	214,900	22,125,416
Ashland, Inc.	583,816	37,726,190
Celanese Corp. Class A	580,328	30,937,286
CF Industries Holdings, Inc.	150,400	21,307,168
Dow Chemical Co.	646,814	23,285,304
LyondellBasell Industries NV Class A	922,661	35,540,902
Monsanto Co.	277,717	20,145,591
Olin Corp.	639,216	14,484,635
Potash Corp. of Saskatchewan, Inc.	216,100	12,342,169
Solutia, Inc. (a)	1,278,758	29,219,620
The Mosaic Co.	190,735	12,918,482
		330,767,823
Construction Materials - 0.1%
HeidelbergCement AG	127,334	8,130,207
Containers & Packaging - 0.2%
Ball Corp.	680,519	26,172,761
Rock-Tenn Co. Class A	189,049	12,541,511
		38,714,272
Metals & Mining - 1.0%
Anglo American PLC (United Kingdom)	1,553,849	76,995,219
AngloGold Ashanti Ltd. sponsored ADR	855,627	36,013,340
Carpenter Technology Corp.	31,980	1,844,606
MacArthur Coal Ltd.	1,860,598	21,850,630
Reliance Steel & Aluminum Co.	407,400	20,227,410
Walter Energy, Inc.	81,773	9,469,313
		166,400,518
TOTAL MATERIALS		544,012,820
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	3,240,225	101,775,467
CenturyLink, Inc.	3,996,444	161,576,231
Verizon Communications, Inc.	2,403,913	89,497,681
		352,849,379
Wireless Telecommunication Services - 1.1%
America Movil SAB de CV Series L sponsored ADR	101,900	5,490,372
American Tower Corp. Class A (a)	1,764,263	92,323,883
Clearwire Corp. Class A (a)(d)	5,717,958	21,613,881
MetroPCS Communications, Inc. (a)	747,336	12,861,653
Sprint Nextel Corp. (a)	2,899,625	15,628,979
Vodafone Group PLC	8,171,800	21,668,011
Vodafone Group PLC sponsored ADR	604,000	16,138,880
		185,725,659
TOTAL TELECOMMUNICATION SERVICES		538,575,038

	Shares	Value
UTILITIES - 3.3%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	560,055	$ 21,102,872
Edison International	1,890,816	73,269,120
Exelon Corp.	1,210,935	51,876,455
FirstEnergy Corp.	985,056	43,490,222
NextEra Energy, Inc.	1,804,414	103,681,628
		293,420,297
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc.	1,020,808	38,749,872
NRG Energy, Inc. (a)	647,157	15,907,119
The AES Corp. (a)	2,316,729	29,515,127
		84,172,118
Multi-Utilities - 1.1%
NiSource, Inc.	622,235	12,600,259
PG&E Corp.	1,261,574	53,023,955
Public Service Enterprise Group, Inc.	2,074,756	67,720,036
Sempra Energy	1,034,866	54,723,714
		188,067,964
TOTAL UTILITIES		565,660,379
TOTAL COMMON STOCKS (Cost $14,222,514,263)		16,576,339,086
Nonconvertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Volkswagen AG (Cost $85,952,223)	571,804	118,049,054
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 9/15/11 (f) (Cost $8,249,372)	$ 8,250,000	8,249,654
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	384,890,130	$ 384,890,130
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	166,768,558	166,768,558
TOTAL MONEY MARKET FUNDS (Cost $551,658,688)		551,658,688
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $14,868,374,546)		17,254,296,482
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(239,191,408)
NET ASSETS - 100%		$ 17,015,105,074
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,935 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 127,274,625	$ 4,094,071
The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,143,944 or 0.2% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $8,249,654.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,582,434 or 0.1% of net assets.

(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fluidigm Corp.	10/9/07 - 1/6/11	$ 5,645,227
Legend Pictures LLC	9/23/10	$ 4,958,250
Swisher Hygiene, Inc.	3/22/11	$ 7,058,050
Swisher Hygiene, Inc.	4/15/11	$ 4,027,755
The Weinstein Co. II Holdings, LLC Class A-1	10/19/05	$ 11,499,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 276,672
Fidelity Securities Lending Cash Central Fund	1,117,070
Total	$ 1,393,742
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,720,612,891	$ 1,711,184,863	$ -	$ 9,428,028
Consumer Staples	1,758,876,804	1,712,496,339	46,380,465	-
Energy	2,107,114,707	2,092,055,913	7,583,144	7,475,650
Financials	2,530,401,468	2,479,323,361	36,429,707	14,648,400
Health Care	1,876,645,244	1,854,482,622	22,162,622	-
Industrials	1,895,891,512	1,864,680,193	31,211,319	-
Information Technology	3,156,597,277	3,141,644,078	14,953,199	-
Materials	544,012,820	544,012,820	-	-
Telecommunication Services	538,575,038	516,907,027	21,668,011	-
Utilities	565,660,379	565,660,379	-	-
U.S. Government and Government Agency Obligations	8,249,654	-	8,249,654	-
Money Market Funds	551,658,688	551,658,688	-	-
Total Investments in Securities:	$ 17,254,296,482	$ 17,034,106,283	$ 188,638,121	$ 31,552,078
Derivative Instruments:
Assets
Futures Contracts	$ 4,094,071	$ 4,094,071	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 28,027,598
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,429,860
Cost of Purchases	158,917
Proceeds of Sales	(2,887,297)
Amortization/Accretion	-
Transfers in to Level 3	4,823,000
Transfers out of Level 3	-
Ending Balance	$ 31,552,078
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ 1,430,686

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 4,094,071	$ -
Total Value of Derivatives	$ 4,094,071	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.2%
United Kingdom	5.2%
France	2.0%
Canada	1.9%
Switzerland	1.5%
Ireland	1.5%
Israel	1.1%
Netherlands	1.0%
Germany	1.0%
Others (Individually Less Than 1%)	5.6%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $4,050,914,844 of which $1,715,915,916 and $2,334,998,928 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $163,488,058) - See accompanying schedule: Unaffiliated issuers (cost $14,316,715,858)	$ 16,702,637,794
Fidelity Central Funds (cost $551,658,688)	551,658,688
Total Investments (cost $14,868,374,546)		$ 17,254,296,482
Cash		2,404,120
Receivable for investments sold		242,063,461
Receivable for fund shares sold		9,648,340
Dividends receivable		21,873,841
Distributions receivable from Fidelity Central Funds		189,784
Receivable for daily variation on futures contracts		1,083,590
Other receivables		1,348,975
Total assets		17,532,908,593

Liabilities
Payable to Custodian Bank	$ 1,802,521
Payable for investments purchased	326,616,122
Payable for fund shares redeemed	11,140,775
Accrued management fee	7,709,221
Distribution and service plan fees payable	1,705,246
Other affiliated payables	1,088,446
Other payables and accrued expenses	972,630
Collateral on securities loaned, at value	166,768,558
Total liabilities		517,803,519

Net Assets		$ 17,015,105,074
Net Assets consist of:
Paid in capital		$ 17,756,843,284
Undistributed net investment income		57,732,774
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,189,594,163)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,390,123,179
Net Assets		$ 17,015,105,074

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($7,168,488,905 ÷ 285,371,598 shares)	$ 25.12

Service Class: Net Asset Value, offering price and redemption price per share ($1,412,944,304 ÷ 56,457,588 shares)	$ 25.03

Service Class 2: Net Asset Value, offering price and redemption price per share ($7,793,714,694 ÷ 315,868,471 shares)	$ 24.67

Service Class 2R: Net Asset Value, offering price and redemption price per share ($10,156,077 ÷ 412,527 shares)	$ 24.62

Investor Class: Net Asset Value, offering price and redemption price per share ($629,801,094 ÷ 25,167,538 shares)	$ 25.02

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 131,977,976
Interest		6,066
Income from Fidelity Central Funds		1,393,742
Total income		133,377,784

Expenses
Management fee	$ 47,953,620
Transfer agent fees	6,486,033
Distribution and service plan fees	10,570,017
Accounting and security lending fees	804,378
Custodian fees and expenses	295,918
Independent trustees' compensation	44,398
Appreciation in deferred trustee compensation account	31
Audit	56,677
Legal	15,474
Miscellaneous	111,542
Total expenses before reductions	66,338,088
Expense reductions	(1,664,395)	64,673,693
Net investment income (loss)		68,704,091
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,113,592,093
Foreign currency transactions	(743,615)
Futures contracts	3,951,732
Total net realized gain (loss)		1,116,800,210
Change in net unrealized appreciation (depreciation) on: Investment securities	(335,764,041)
Assets and liabilities in foreign currencies	61,422
Futures contracts	2,499,092
Total change in net unrealized appreciation (depreciation)		(333,203,527)
Net gain (loss)		783,596,683
Net increase (decrease) in net assets resulting from operations		$ 852,300,774

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 68,704,091	$ 156,808,770
Net realized gain (loss)	1,116,800,210	1,213,062,242
Change in net unrealized appreciation (depreciation)	(333,203,527)	1,272,193,349
Net increase (decrease) in net assets resulting from operations	852,300,774	2,642,064,361
Distributions to shareholders from net investment income	-	(173,609,742)
Distributions to shareholders from net realized gain	-	(7,015,810)
Total distributions	-	(180,625,552)
Share transactions - net increase (decrease)	(586,209,481)	(2,950,980,349)
Redemption fees	8,364	1,677
Total increase (decrease) in net assets	266,099,657	(489,539,863)

Net Assets
Beginning of period	16,749,005,417	17,238,545,280
End of period (including undistributed net investment income of $57,732,774 and distributions in excess of net investment income of $10,971,317, respectively)	$ 17,015,105,074	$ 16,749,005,417

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.88	$ 20.62	$ 15.39	$ 27.90	$ 31.47	$ 31.03
Income from Investment Operations
Net investment income (loss) E	.12	.23	.23	.24	.34	.27
Net realized and unrealized gain (loss)	1.12	3.31	5.26	(11.87)	5.17	3.30
Total from investment operations	1.24	3.54	5.49	(11.63)	5.51	3.57
Distributions from net investment income	-	(.27)	(.25)	(.23)	(.33)	(.42)
Distributions from net realized gain	-	(.01)	(.01)	(.65)	(8.75)	(2.71)
Total distributions	-	(.28)	(.26) J	(.88)	(9.08)	(3.13)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 25.12	$ 23.88	$ 20.62	$ 15.39	$ 27.90	$ 31.47
Total Return B,C,D	5.19%	17.22%	35.71%	(42.51)%	17.59%	11.72%
Ratios to Average Net Assets F,H
Expenses before reductions	.64% A	.65%	.67%	.66%	.65%	.66%
Expenses net of fee waivers, if any	.64% A	.65%	.67%	.66%	.65%	.66%
Expenses net of all reductions	.62% A	.63%	.65%	.65%	.64%	.65%
Net investment income (loss)	.92% A	1.06%	1.33%	1.07%	1.00%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,168,489	$ 7,160,125	$ 7,405,228	$ 6,240,871	$ 12,371,009	$ 11,595,588
Portfolio turnover rate G	145% A	117%	145%	172%	134%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.26 per share is comprised of distributions from net investment income of $.250 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.81	$ 20.55	$ 15.33	$ 27.80	$ 31.38	$ 30.93
Income from Investment Operations
Net investment income (loss) E	.10	.20	.21	.21	.30	.24
Net realized and unrealized gain (loss)	1.12	3.31	5.25	(11.83)	5.16	3.28
Total from investment operations	1.22	3.51	5.46	(11.62)	5.46	3.52
Distributions from net investment income	-	(.24)	(.23)	(.20)	(.29)	(.36)
Distributions from net realized gain	-	(.01)	(.01)	(.65)	(8.75)	(2.71)
Total distributions	-	(.25)	(.24) J	(.85)	(9.04)	(3.07)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 25.03	$ 23.81	$ 20.55	$ 15.33	$ 27.80	$ 31.38
Total Return B,C,D	5.12%	17.11%	35.66%	(42.61)%	17.51%	11.59%
Ratios to Average Net Assets F,H
Expenses before reductions	.74% A	.75%	.77%	.76%	.75%	.76%
Expenses net of fee waivers, if any	.74% A	.75%	.77%	.76%	.75%	.76%
Expenses net of all reductions	.72% A	.73%	.75%	.75%	.74%	.75%
Net investment income (loss)	.82% A	.96%	1.23%	.97%	.90%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,412,944	$ 1,379,305	$ 1,784,820	$ 1,497,734	$ 3,008,644	$ 2,766,343
Portfolio turnover rate G	145% A	117%	145%	172%	134%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.24 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.49	$ 20.29	$ 15.14	$ 27.46	$ 31.11	$ 30.69
Income from Investment Operations
Net investment income (loss) E	.08	.17	.18	.18	.25	.19
Net realized and unrealized gain (loss)	1.10	3.26	5.18	(11.67)	5.11	3.26
Total from investment operations	1.18	3.43	5.36	(11.49)	5.36	3.45
Distributions from net investment income	-	(.22)	(.21)	(.18)	(.26)	(.32)
Distributions from net realized gain	-	(.01)	(.01)	(.65)	(8.75)	(2.71)
Total distributions	-	(.23)	(.21) J	(.83)	(9.01)	(3.03)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 24.67	$ 23.49	$ 20.29	$ 15.14	$ 27.46	$ 31.11
Total Return B,C,D	5.02%	16.93%	35.47%	(42.69)%	17.30%	11.43%
Ratios to Average Net Assets F,H
Expenses before reductions	.89% A	.90%	.92%	.91%	.90%	.91%
Expenses net of fee waivers, if any	.89% A	.90%	.92%	.91%	.90%	.91%
Expenses net of all reductions	.87% A	.88%	.90%	.90%	.89%	.90%
Net investment income (loss)	.67% A	.81%	1.08%	.82%	.75%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,793,715	$ 7,627,793	$ 7,577,737	$ 6,187,985	$ 9,339,663	$ 6,185,595
Portfolio turnover rate G	145% A	117%	145%	172%	134%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.21 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.44	$ 20.24	$ 15.10	$ 27.35	$ 31.02	$ 30.61
Income from Investment Operations
Net investment income (loss) E	.08	.17	.18	.18	.25	.19
Net realized and unrealized gain (loss)	1.10	3.25	5.17	(11.62)	5.09	3.25
Total from investment operations	1.18	3.42	5.35	(11.44)	5.34	3.44
Distributions from net investment income	-	(.21)	(.20)	(.16)	(.26)	(.32)
Distributions from net realized gain	-	(.01)	(.01)	(.65)	(8.75)	(2.71)
Total distributions	-	(.22)	(.21) J	(.81)	(9.01)	(3.03)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 24.62	$ 23.44	$ 20.24	$ 15.10	$ 27.35	$ 31.02
Total Return B,C,D	5.03%	16.94%	35.46%	(42.69)%	17.30%	11.43%
Ratios to Average Net Assets F,H
Expenses before reductions	.89% A	.90%	.92%	.91%	.90%	.91%
Expenses net of fee waivers, if any	.89% A	.90%	.92%	.91%	.90%	.91%
Expenses net of all reductions	.87% A	.88%	.90%	.90%	.89%	.90%
Net investment income (loss)	.67% A	.81%	1.08%	.82%	.75%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,156	$ 10,942	$ 13,285	$ 13,585	$ 35,606	$ 26,707
Portfolio turnover rate G	145% A	117%	145%	172%	134%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.21 per share is comprised of distributions from net investment income of $.200 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.80	$ 20.56	$ 15.34	$ 27.82	$ 31.41	$ 31.00
Income from Investment Operations
Net investment income (loss) E	.10	.21	.21	.21	.30	.23
Net realized and unrealized gain (loss)	1.12	3.30	5.25	(11.83)	5.16	3.30
Total from investment operations	1.22	3.51	5.46	(11.62)	5.46	3.53
Distributions from net investment income	-	(.26)	(.24)	(.21)	(.30)	(.41)
Distributions from net realized gain	-	(.01)	(.01)	(.65)	(8.75)	(2.71)
Total distributions	-	(.27)	(.24) J	(.86)	(9.05)	(3.12)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 25.02	$ 23.80	$ 20.56	$ 15.34	$ 27.82	$ 31.41
Total Return B,C,D	5.13%	17.10%	35.66%	(42.60)%	17.47%	11.60%
Ratios to Average Net Assets F,H
Expenses before reductions	.73% A	.74%	.77%	.75%	.76%	.78%
Expenses net of fee waivers, if any	.73% A	.73%	.77%	.75%	.76%	.78%
Expenses net of all reductions	.71% A	.72%	.75%	.74%	.75%	.78%
Net investment income (loss)	.84% A	.98%	1.23%	.98%	.89%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 629,801	$ 570,841	$ 457,476	$ 324,919	$ 532,268	$ 315,995
Portfolio turnover rate G	145% A	117%	145%	172%	134%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.24 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to future transactions, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,820,542,961
Gross unrealized depreciation	(603,990,219)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,216,552,742
Tax cost	$ 15,037,743,740

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Trading (Redemption) Fees. Service Class 2 R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $3,951,732 and a change in net unrealized appreciation (depreciation) of $2,499,092 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $12,379,886,770 and $12,964,981,350, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 710,767
Service Class 2	9,845,534
Service Class 2 R	13,716
$ 10,570,017

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 2,642,373
Service Class	514,357
Service Class 2	2,840,109
Service Class 2R	3,942
Investor Class	485,252
$ 6,486,033

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commission paid to these affiliated firms were $612,966 for the period.

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $29,716 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,117,070, including $5,467 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,664,395 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ -	$ 82,141,064
Service Class	-	14,096,830
Service Class 2	-	71,159,779
Service Class 2R	-	100,197
Investor Class	-	6,111,872
Total	$ -	$ 173,609,742
From net realized gain
Initial Class	$ -	$ 2,975,123
Service Class	-	575,173
Service Class 2	-	3,224,769
Service Class 2R	-	4,617
Investor Class	-	236,128
Total	$ -	$ 7,015,810

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	4,575,781	11,081,201	$ 114,216,476	$ 237,555,506
Reinvestment of distributions	-	3,639,831	-	85,116,187
Shares redeemed	(18,997,971)	(74,008,339)	(474,813,022)	(1,628,773,596)
Net increase (decrease)	(14,422,190)	(59,287,307)	$ (360,596,546)	$ (1,306,101,903)
Service Class
Shares sold	2,770,730	4,235,533	$ 69,050,847	$ 89,409,017
Reinvestment of distributions	-	631,651	-	14,672,003
Shares redeemed	(4,250,567)	(33,788,989)	(105,747,717)	(763,918,858)
Net increase (decrease)	(1,479,837)	(28,921,805)	$ (36,696,870)	$ (659,837,838)
Service Class 2
Shares sold	14,536,116	29,628,488	$ 356,691,976	$ 621,610,993
Reinvestment of distributions	-	3,238,949	-	74,384,548
Shares redeemed	(23,408,649)	(81,615,457)	(573,765,104)	(1,716,672,110)
Net increase (decrease)	(8,872,533)	(48,748,020)	$ (217,073,128)	$ (1,020,676,569)
Service Class 2R
Shares sold	43,550	104,398	$ 1,086,108	$ 2,198,967
Reinvestment of distributions	-	4,580	-	104,814
Shares redeemed	(97,917)	(298,461)	(2,366,053)	(6,070,211)
Net increase (decrease)	(54,367)	(189,483)	$ (1,279,945)	$ (3,766,430)
Investor Class
Shares sold	1,941,331	3,515,764	$ 48,240,164	$ 76,017,353
Reinvestment of distributions	-	272,002	-	6,348,000
Shares redeemed	(755,869)	(2,058,150)	(18,803,156)	(42,962,962)
Net increase (decrease)	1,185,462	1,729,616	$ 29,437,008	$ 39,402,391

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, two otherwise unaffiliated shareholders were the owners of 29% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCON-SANN-0811
1.705691.113

Fidelity® Variable Insurance Products:

Contrafund Portfolio - Service Class 2R

Semiannual Report

June 30, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site a http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.64%
Actual		$ 1,000.00	$ 1,051.90	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.21
Service Class	.74%
Actual		$ 1,000.00	$ 1,051.20	$ 3.76
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71
Service Class 2.89%
Actual		$ 1,000.00	$ 1,050.20	$ 4.52
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46
Service Class 2R	.89%
Actual		$ 1,000.00	$ 1,050.30	$ 4.52
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46
Investor Class	.73%
Actual		$ 1,000.00	$ 1,051.30	$ 3.71
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.8	4.5
Wells Fargo & Co.	2.2	1.5
Citigroup, Inc.	2.0	1.8
Procter & Gamble Co.	2.0	2.1
The Coca-Cola Co.	1.7	1.7
QUALCOMM, Inc.	1.7	0.4
Google, Inc. Class A	1.6	0.0
Royal Dutch Shell PLC Class B sponsored ADR	1.3	1.6
MetLife, Inc.	1.2	1.0
U.S. Bancorp, Delaware	1.2	0.6
	18.7
Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.6	18.8
Financials	14.9	16.2
Energy	12.4	11.8
Industrials	11.1	11.1
Health Care	11.0	10.4
Consumer Staples	10.3	10.3
Consumer Discretionary	10.1	10.0
Utilities	3.3	3.2
Materials	3.2	3.4
Telecommunication Services	3.2	3.3
Asset Allocation (% of fund's net assets)
As of June 30, 2011*		As of December 31, 2010**
	Stocks and Equity Futures 98.8%		Stocks and Equity Futures 99.2%
	Short-Term Investments and Net Other Assets 1.2%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	20.8%	** Foreign investments	16.2%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
Distributors - 0.0%
Indiabulls Wholesale Services Ltd.	676,542	$ 157,653
Hotels, Restaurants & Leisure - 2.2%
Arcos Dorados Holdings, Inc.	1,711,300	36,091,317
Betfair Group PLC (d)	2,844,952	34,540,757
Las Vegas Sands Corp. (a)	2,220,086	93,709,830
Pinnacle Entertainment, Inc. (a)	2,099,550	31,283,295
Starbucks Corp.	2,428,269	95,892,343
Yum! Brands, Inc.	1,573,027	86,894,011
		378,411,553
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	501,797	102,612,469
Priceline.com, Inc. (a)	179,723	92,005,595
		194,618,064
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	1,090,187	47,891,915
Media - 3.3%
DIRECTV (a)	3,310,163	168,222,484
Focus Media Holding Ltd. ADR (a)	738,760	22,975,436
Legend Pictures LLC (g)(h)	6,611	4,958,250
Pandora Media, Inc.	332,062	6,279,292
The Walt Disney Co.	4,794,773	187,187,938
The Weinstein Co. II Holdings, LLC Class A-1 (a)(g)(h)	11,499	4,312,125
Time Warner, Inc.	4,432,793	161,220,681
		555,156,206
Multiline Retail - 0.4%
Dollar General Corp. (a)	2,042,369	69,215,885
Specialty Retail - 1.5%
Abercrombie & Fitch Co. Class A	1,364,974	91,344,060
Limited Brands, Inc.	2,367,999	91,049,562
Urban Outfitters, Inc. (a)	107,978	3,039,581
Williams-Sonoma, Inc.	1,687,300	61,569,577
		247,002,780
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc. (a)	1,904,753	49,047,390
LVMH Moet Hennessy - Louis Vuitton	207,503	37,346,853
Under Armour, Inc. Class A (sub. vtg.) (a)	306,759	23,715,538
		110,109,781
TOTAL CONSUMER DISCRETIONARY		1,602,563,837
CONSUMER STAPLES - 10.3%
Beverages - 4.0%
Anheuser-Busch InBev SA NV	799,065	46,380,465
Coca-Cola Bottling Co. Consolidated	127,918	8,654,932
Coca-Cola FEMSA SAB de CV sponsored ADR	98,047	9,119,351
Coca-Cola Icecek AS	578,362	8,534,144

	Shares	Value
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	275,170	$ 9,281,484
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,546,231	53,012,529
Diageo PLC sponsored ADR	771,483	63,161,313
Embotelladora Andina SA sponsored ADR	317,936	9,172,454
Molson Coors Brewing Co. Class B	1,308,542	58,544,169
PepsiCo, Inc.	868,850	61,193,106
Pernod-Ricard SA	477,279	47,048,680
Remy Cointreau SA	166,595	14,023,203
The Coca-Cola Co.	4,414,620	297,059,780
		685,185,610
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	4,267,217	160,362,015
Fresh Market, Inc.	19,700	761,996
Walgreen Co.	665,745	28,267,533
		189,391,544
Food Products - 0.9%
Archer Daniels Midland Co.	329,171	9,924,506
Bunge Ltd.	395,748	27,286,825
Danone	251,700	18,781,334
Green Mountain Coffee Roasters, Inc. (a)	59,272	5,290,619
Nestle SA	488,924	30,386,914
Unilever NV unit	1,662,247	54,604,814
Viterra, Inc.	429,900	4,671,663
		150,946,675
Household Products - 2.3%
Colgate-Palmolive Co.	519,366	45,397,782
Procter & Gamble Co.	5,376,525	341,785,694
		387,183,476
Personal Products - 0.6%
Avon Products, Inc.	1,840,909	51,545,452
L'Oreal SA	370,500	48,123,826
Nu Skin Enterprises, Inc. Class A	50,000	1,877,500
		101,546,778
Tobacco - 1.4%
Altria Group, Inc.	754,266	19,920,165
British American Tobacco PLC sponsored ADR	1,771,568	155,897,984
Philip Morris International, Inc.	892,374	59,583,812
Souza Cruz Industria Comerico	724,800	9,220,760
		244,622,721
TOTAL CONSUMER STAPLES		1,758,876,804
ENERGY - 12.4%
Energy Equipment & Services - 4.0%
Aker Drilling ASA (a)	852,600	2,655,287
Aker Solutions ASA	697,700	13,968,486
Baker Hughes, Inc.	1,821,788	132,188,937
C&J Energy Services, Inc. (a)(e)	482,300	7,475,650
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Discovery Offshore S.A. (a)(e)	1,310,900	$ 2,600,221
Dresser-Rand Group, Inc. (a)	319,476	17,171,835
Ensco International Ltd. ADR	488,601	26,042,433
Halliburton Co.	3,158,832	161,100,432
National Oilwell Varco, Inc.	902,457	70,581,162
Noble Corp.	1,435,500	56,573,055
Ocean Rig UDW, Inc. (a)	134,000	2,459,217
Oceaneering International, Inc.	726,406	29,419,443
Saipem SpA	445,866	23,020,365
Schlumberger Ltd.	761,579	65,800,426
TETRA Technologies, Inc. (a)	559,100	7,117,343
Transocean Ltd. (United States)	885,275	57,153,354
Vantage Drilling Co. (a)	5,923,400	10,780,588
		686,108,234
Oil, Gas & Consumable Fuels - 8.4%
Alpha Natural Resources, Inc. (a)	691,722	31,431,848
Anadarko Petroleum Corp.	424,317	32,570,573
Apache Corp.	1,008,383	124,424,378
BP PLC	1,029,933	7,583,144
BP PLC sponsored ADR	2,189,408	96,968,880
Canadian Natural Resources Ltd.	979,800	41,075,606
CVR Energy, Inc. (a)	345,840	8,514,581
Exxon Mobil Corp.	2,309,733	187,966,072
Falkland Oil & Gas Ltd. (a)	844,214	765,507
Frontier Oil Corp.	619,878	20,028,258
Holly Corp.	1,045,586	72,563,668
InterOil Corp. (a)(d)	370,048	21,651,508
Kosmos Energy Ltd.	312,100	5,299,458
Marathon Oil Corp.	2,669,080	140,607,134
Niko Resources Ltd.	284,322	17,750,962
Occidental Petroleum Corp.	1,350,811	140,538,376
Petrobank Energy & Resources Ltd. (a)	1,117,300	16,404,985
Repsol YPF SA (d)	1,239,758	43,044,624
Resolute Energy Corp. (a)(d)	1,120,068	18,100,299
Rockhopper Exploration PLC (a)	260,700	1,125,489
Rodinia Oil Corp. (a)	603,000	756,564
Royal Dutch Shell PLC:
Class A sponsored ADR (d)	89,833	6,389,821
Class B sponsored ADR	3,003,962	215,534,274
Talisman Energy, Inc.	2,558,000	52,544,567
Targa Resources Corp.	256,400	8,579,144
Western Refining, Inc. (a)(d)	796,928	14,400,489
Whiting Petroleum Corp. (a)	797,900	45,408,489
Williams Companies, Inc.	1,619,100	48,977,775
		1,421,006,473
TOTAL ENERGY		2,107,114,707

	Shares	Value
FINANCIALS - 14.9%
Capital Markets - 2.2%
E*TRADE Financial Corp. (a)	2,201,300	$ 30,377,940
Evercore Partners, Inc. Class A	370,900	12,358,388
ICAP PLC	1,181,055	8,965,598
Invesco Ltd.	1,190,307	27,853,184
Morgan Stanley	4,319,434	99,390,176
State Street Corp.	3,489,626	157,347,236
TD Ameritrade Holding Corp.	1,693,700	33,044,087
		369,336,609
Commercial Banks - 5.0%
Banco Macro SA sponsored ADR	192,634	7,270,007
BB&T Corp.	1,800,175	48,316,697
CIT Group, Inc. (a)	435,536	19,276,823
Comerica, Inc.	328,979	11,372,804
FirstMerit Corp.	1,155,485	19,077,057
Huntington Bancshares, Inc.	6,807,180	44,655,101
KeyCorp	2,271,210	18,919,179
PT Bank Rakyat Indonesia Tbk	11,438,500	8,669,090
Regions Financial Corp.	2,359,500	14,628,900
Sumitomo Mitsui Financial Group, Inc.	564,400	17,398,777
SunTrust Banks, Inc.	1,984,650	51,203,970
Synovus Financial Corp.	7,697,400	16,010,592
U.S. Bancorp	7,754,089	197,806,810
Wells Fargo & Co.	13,493,503	378,627,694
		853,233,501
Consumer Finance - 0.8%
Capital One Financial Corp.	956,086	49,400,964
Discover Financial Services	912,872	24,419,326
Green Dot Corp. Class A (d)	269,884	9,170,658
Promise Co. Ltd. (d)	1,275,900	10,860,830
SLM Corp.	2,485,408	41,779,708
		135,631,486
Diversified Financial Services - 2.5%
African Bank Investments Ltd.	3,022,441	15,385,314
Citigroup, Inc.	8,329,138	346,825,306
CME Group, Inc.	161,942	47,220,668
ING Groep NV (Certificaten Van Aandelen) (a)	662,900	8,170,100
NBH Holdings Corp. Class A (a)(e)	813,800	14,648,400
		432,249,788
Insurance - 2.8%
ACE Ltd.	576,032	37,914,426
Amlin PLC	2,072,127	13,505,085
Aon Corp.	641,639	32,916,081
Berkshire Hathaway, Inc.:
Class A (a)	244	28,329,620
Class B (a)	1,021,614	79,062,707
Fairfax Financial Holdings Ltd. (sub. vtg.)	126,300	50,551,431
Genworth Financial, Inc. Class A (a)	1,252,200	12,872,616
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	4,763,477	$ 208,973,736
Validus Holdings Ltd.	160,976	4,982,207
		469,107,909
Real Estate Investment Trusts - 1.1%
Camden Property Trust (SBI)	81,055	5,156,719
Equity Lifestyle Properties, Inc.	114,500	7,149,380
Prologis, Inc.	1,920,210	68,820,326
Public Storage	271,405	30,942,884
SL Green Realty Corp.	280,173	23,217,937
The Macerich Co.	614,099	32,854,297
Weyerhaeuser Co.	832,939	18,208,047
		186,349,590
Real Estate Management & Development - 0.3%
Ayala Land, Inc.	26,442,000	9,517,656
BR Malls Participacoes SA	1,699,600	19,433,643
Indiabulls Real Estate Ltd. (a)	4,749,934	11,978,603
PT Lippo Karawaci Tbk	164,758,750	12,486,851
		53,416,753
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	2,435,410	31,075,832
TOTAL FINANCIALS		2,530,401,468
HEALTH CARE - 11.0%
Biotechnology - 2.0%
Amgen, Inc. (a)	2,058,118	120,091,185
AVEO Pharmaceuticals, Inc. (a)	518,044	10,676,887
AVEO Pharmaceuticals, Inc.	107,096	2,207,249
Biogen Idec, Inc. (a)	946,924	101,245,114
BioMarin Pharmaceutical, Inc. (a)	786,430	21,398,760
Gilead Sciences, Inc. (a)	1,833,397	75,920,970
Human Genome Sciences, Inc. (a)	226,227	5,551,611
Medivir AB (B Shares) (a)	424,384	8,840,774
		345,932,550
Health Care Equipment & Supplies - 2.8%
Baxter International, Inc.	1,974,205	117,840,296
Boston Scientific Corp. (a)	6,787,739	46,903,276
C. R. Bard, Inc.	338,840	37,224,962
Covidien PLC	2,853,441	151,888,664
Edwards Lifesciences Corp. (a)	617,950	53,872,881
Mako Surgical Corp. (a)(d)	763,217	22,690,441
Masimo Corp.	421,879	12,521,369
Quidel Corp. (a)	1,433,104	21,711,526

	Shares	Value
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	6,000,000	$ 8,651,010
William Demant Holding A/S (a)	110,782	9,999,612
		483,304,037
Health Care Providers & Services - 2.8%
CIGNA Corp.	980,039	50,403,406
HCA Holdings, Inc.	874,800	28,868,400
Henry Schein, Inc. (a)	871,900	62,419,321
McKesson Corp.	1,363,177	114,029,756
Medco Health Solutions, Inc. (a)	967,136	54,662,527
Omnicare, Inc.	927,000	29,562,030
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	2,457,300	6,615,534
UnitedHealth Group, Inc.	2,485,468	128,200,439
		474,761,413
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc. (a)	1,043,669	53,341,923
Fluidigm Corp. (g)	312,345	4,714,223
Illumina, Inc. (a)	499,691	37,551,779
		95,607,925
Pharmaceuticals - 2.8%
Bayer AG	195,832	15,745,800
GlaxoSmithKline PLC sponsored ADR	1,189,500	51,029,550
Merck & Co., Inc.	2,476,136	87,382,839
Novo Nordisk A/S Series B	139,257	17,448,399
Pfizer, Inc.	8,481,989	174,728,973
Shire PLC sponsored ADR	706,200	66,531,102
Valeant Pharmaceuticals International, Inc. (Canada)	1,234,060	64,172,656
		477,039,319
TOTAL HEALTH CARE		1,876,645,244
INDUSTRIALS - 11.1%
Aerospace & Defense - 4.3%
Bombardier, Inc. Class B (sub. vtg.)	5,908,400	42,579,200
Goodrich Corp.	864,497	82,559,464
Honeywell International, Inc.	1,725,275	102,809,137
MTU Aero Engines Holdings AG	262,160	20,942,003
Precision Castparts Corp.	563,798	92,829,341
Safran SA	905,465	38,673,619
Textron, Inc.	1,989,090	46,962,415
The Boeing Co.	1,630,892	120,571,846
United Technologies Corp.	2,175,851	192,584,572
		740,511,597
Building Products - 0.5%
Armstrong World Industries, Inc.	302,008	13,759,484
Lennox International, Inc.	666,725	28,715,846
Owens Corning (a)	1,113,601	41,592,997
		84,068,327
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	1,450,569	$ 44,750,054
Stericycle, Inc. (a)	220,641	19,663,526
Swisher Hygiene, Inc. (g)	523,085	2,650,472
Swisher Hygiene, Inc. (g)	1,411,610	7,947,364
		75,011,416
Construction & Engineering - 0.4%
Fluor Corp.	557,350	36,038,251
Foster Wheeler AG (a)	1,046,432	31,790,604
		67,828,855
Electrical Equipment - 1.5%
Acuity Brands, Inc.	463,337	25,844,938
Alstom SA (d)	695,671	42,899,774
Cooper Industries PLC Class A	639,375	38,151,506
Emerson Electric Co.	1,221,886	68,731,088
GrafTech International Ltd. (a)	907,081	18,386,532
Regal-Beloit Corp.	815,326	54,439,317
		248,453,155
Industrial Conglomerates - 1.3%
General Electric Co.	9,178,319	173,103,096
Tyco International Ltd.	962,100	47,556,603
		220,659,699
Machinery - 1.6%
Caterpillar, Inc.	624,523	66,486,719
Cummins, Inc.	458,386	47,438,367
Danaher Corp.	1,746,704	92,557,845
Fanuc Corp.	123,300	20,613,483
Pall Corp.	431,673	24,272,973
Vallourec SA	105,698	12,875,147
		264,244,534
Road & Rail - 1.1%
CSX Corp.	3,062,505	80,298,881
Union Pacific Corp.	1,099,761	114,815,048
		195,113,929
TOTAL INDUSTRIALS		1,895,891,512
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 2.5%
Alcatel-Lucent SA sponsored ADR (a)	7,564,602	43,647,754
Aruba Networks, Inc. (a)(d)	1,912,459	56,513,163
Ciena Corp. (a)	2,120,843	38,981,094
Juniper Networks, Inc. (a)	134,503	4,236,845
QUALCOMM, Inc.	4,917,309	279,253,978
		422,632,834
Computers & Peripherals - 5.4%
Apple, Inc. (a)	1,943,279	652,300,464
EMC Corp. (a)	6,539,426	180,161,186
Imagination Technologies Group PLC (a)	1,613,506	9,765,064

	Shares	Value
SanDisk Corp. (a)	401,908	$ 16,679,182
Western Digital Corp. (a)	1,693,195	61,598,434
		920,504,330
Electronic Equipment & Components - 0.2%
HLS Systems International Ltd. (a)(d)	1,396,103	13,011,680
TPK Holdings Co.	384,000	11,667,274
		24,678,954
Internet Software & Services - 2.5%
Baidu.com, Inc. sponsored ADR (a)	316,227	44,312,890
Dice Holdings, Inc. (a)	865,054	11,695,530
Google, Inc. Class A (a)	531,564	269,173,378
Mail.ru Group Ltd. GDR (a)(e)	434,066	14,419,673
Renren, Inc. ADR (d)	1,501,199	13,285,611
WebMD Health Corp. (a)	1,297,812	59,154,271
Yandex NV	181,212	6,434,838
		418,476,191
IT Services - 1.0%
Accenture PLC Class A	1,159,236	70,041,039
Cognizant Technology Solutions Corp. Class A (a)	284,349	20,854,156
Digital Garage, Inc. (a)	3,663	14,953,199
Visa, Inc. Class A	799,609	67,375,054
		173,223,448
Semiconductors & Semiconductor Equipment - 4.2%
Analog Devices, Inc.	2,628,735	102,888,688
ARM Holdings PLC sponsored ADR (d)	2,640,098	75,057,986
ASML Holding NV	2,456,381	90,787,842
Avago Technologies Ltd.	1,398,625	53,147,750
First Solar, Inc. (a)(d)	324,438	42,913,414
Inotera Memories, Inc. (a)	44,304,698	13,615,174
Intersil Corp. Class A	1,381,863	17,756,940
KLA-Tencor Corp.	1,092,940	44,242,211
Lam Research Corp. (a)	1,053,975	46,670,013
Marvell Technology Group Ltd. (a)	4,744,052	70,045,928
Micron Technology, Inc. (a)	17,104,142	127,938,982
Nanya Technology Corp. (a)	25,007,159	7,033,630
Omnivision Technologies, Inc. (a)	727,817	25,335,310
		717,433,868
Software - 2.8%
Ariba, Inc. (a)	1,211,749	41,768,988
Check Point Software Technologies Ltd. (a)	3,284,692	186,734,740
Fortinet, Inc. (a)	990,572	27,032,710
Microsoft Corp.	6,740,351	175,249,126
Nuance Communications, Inc. (a)	881,133	18,917,926
QLIK Technologies, Inc.	92,899	3,164,140
Taleo Corp. Class A (a)	723,198	26,780,022
		479,647,652
TOTAL INFORMATION TECHNOLOGY		3,156,597,277
Common Stocks - continued
	Shares	Value
MATERIALS - 3.2%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	565,239	$ 54,025,544
Albemarle Corp.	241,467	16,709,516
Arkema SA	214,900	22,125,416
Ashland, Inc.	583,816	37,726,190
Celanese Corp. Class A	580,328	30,937,286
CF Industries Holdings, Inc.	150,400	21,307,168
Dow Chemical Co.	646,814	23,285,304
LyondellBasell Industries NV Class A	922,661	35,540,902
Monsanto Co.	277,717	20,145,591
Olin Corp.	639,216	14,484,635
Potash Corp. of Saskatchewan, Inc.	216,100	12,342,169
Solutia, Inc. (a)	1,278,758	29,219,620
The Mosaic Co.	190,735	12,918,482
		330,767,823
Construction Materials - 0.1%
HeidelbergCement AG	127,334	8,130,207
Containers & Packaging - 0.2%
Ball Corp.	680,519	26,172,761
Rock-Tenn Co. Class A	189,049	12,541,511
		38,714,272
Metals & Mining - 1.0%
Anglo American PLC (United Kingdom)	1,553,849	76,995,219
AngloGold Ashanti Ltd. sponsored ADR	855,627	36,013,340
Carpenter Technology Corp.	31,980	1,844,606
MacArthur Coal Ltd.	1,860,598	21,850,630
Reliance Steel & Aluminum Co.	407,400	20,227,410
Walter Energy, Inc.	81,773	9,469,313
		166,400,518
TOTAL MATERIALS		544,012,820
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	3,240,225	101,775,467
CenturyLink, Inc.	3,996,444	161,576,231
Verizon Communications, Inc.	2,403,913	89,497,681
		352,849,379
Wireless Telecommunication Services - 1.1%
America Movil SAB de CV Series L sponsored ADR	101,900	5,490,372
American Tower Corp. Class A (a)	1,764,263	92,323,883
Clearwire Corp. Class A (a)(d)	5,717,958	21,613,881
MetroPCS Communications, Inc. (a)	747,336	12,861,653
Sprint Nextel Corp. (a)	2,899,625	15,628,979
Vodafone Group PLC	8,171,800	21,668,011
Vodafone Group PLC sponsored ADR	604,000	16,138,880
		185,725,659
TOTAL TELECOMMUNICATION SERVICES		538,575,038

	Shares	Value
UTILITIES - 3.3%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	560,055	$ 21,102,872
Edison International	1,890,816	73,269,120
Exelon Corp.	1,210,935	51,876,455
FirstEnergy Corp.	985,056	43,490,222
NextEra Energy, Inc.	1,804,414	103,681,628
		293,420,297
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc.	1,020,808	38,749,872
NRG Energy, Inc. (a)	647,157	15,907,119
The AES Corp. (a)	2,316,729	29,515,127
		84,172,118
Multi-Utilities - 1.1%
NiSource, Inc.	622,235	12,600,259
PG&E Corp.	1,261,574	53,023,955
Public Service Enterprise Group, Inc.	2,074,756	67,720,036
Sempra Energy	1,034,866	54,723,714
		188,067,964
TOTAL UTILITIES		565,660,379
TOTAL COMMON STOCKS (Cost $14,222,514,263)		16,576,339,086
Nonconvertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Volkswagen AG (Cost $85,952,223)	571,804	118,049,054
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 9/15/11 (f) (Cost $8,249,372)	$ 8,250,000	8,249,654
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	384,890,130	$ 384,890,130
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	166,768,558	166,768,558
TOTAL MONEY MARKET FUNDS (Cost $551,658,688)		551,658,688
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $14,868,374,546)		17,254,296,482
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(239,191,408)
NET ASSETS - 100%		$ 17,015,105,074
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,935 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 127,274,625	$ 4,094,071
The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,143,944 or 0.2% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $8,249,654.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,582,434 or 0.1% of net assets.

(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fluidigm Corp.	10/9/07 - 1/6/11	$ 5,645,227
Legend Pictures LLC	9/23/10	$ 4,958,250
Swisher Hygiene, Inc.	3/22/11	$ 7,058,050
Swisher Hygiene, Inc.	4/15/11	$ 4,027,755
The Weinstein Co. II Holdings, LLC Class A-1	10/19/05	$ 11,499,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 276,672
Fidelity Securities Lending Cash Central Fund	1,117,070
Total	$ 1,393,742
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,720,612,891	$ 1,711,184,863	$ -	$ 9,428,028
Consumer Staples	1,758,876,804	1,712,496,339	46,380,465	-
Energy	2,107,114,707	2,092,055,913	7,583,144	7,475,650
Financials	2,530,401,468	2,479,323,361	36,429,707	14,648,400
Health Care	1,876,645,244	1,854,482,622	22,162,622	-
Industrials	1,895,891,512	1,864,680,193	31,211,319	-
Information Technology	3,156,597,277	3,141,644,078	14,953,199	-
Materials	544,012,820	544,012,820	-	-
Telecommunication Services	538,575,038	516,907,027	21,668,011	-
Utilities	565,660,379	565,660,379	-	-
U.S. Government and Government Agency Obligations	8,249,654	-	8,249,654	-
Money Market Funds	551,658,688	551,658,688	-	-
Total Investments in Securities:	$ 17,254,296,482	$ 17,034,106,283	$ 188,638,121	$ 31,552,078
Derivative Instruments:
Assets
Futures Contracts	$ 4,094,071	$ 4,094,071	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 28,027,598
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,429,860
Cost of Purchases	158,917
Proceeds of Sales	(2,887,297)
Amortization/Accretion	-
Transfers in to Level 3	4,823,000
Transfers out of Level 3	-
Ending Balance	$ 31,552,078
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ 1,430,686

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 4,094,071	$ -
Total Value of Derivatives	$ 4,094,071	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.2%
United Kingdom	5.2%
France	2.0%
Canada	1.9%
Switzerland	1.5%
Ireland	1.5%
Israel	1.1%
Netherlands	1.0%
Germany	1.0%
Others (Individually Less Than 1%)	5.6%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $4,050,914,844 of which $1,715,915,916 and $2,334,998,928 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $163,488,058) - See accompanying schedule: Unaffiliated issuers (cost $14,316,715,858)	$ 16,702,637,794
Fidelity Central Funds (cost $551,658,688)	551,658,688
Total Investments (cost $14,868,374,546)		$ 17,254,296,482
Cash		2,404,120
Receivable for investments sold		242,063,461
Receivable for fund shares sold		9,648,340
Dividends receivable		21,873,841
Distributions receivable from Fidelity Central Funds		189,784
Receivable for daily variation on futures contracts		1,083,590
Other receivables		1,348,975
Total assets		17,532,908,593

Liabilities
Payable to Custodian Bank	$ 1,802,521
Payable for investments purchased	326,616,122
Payable for fund shares redeemed	11,140,775
Accrued management fee	7,709,221
Distribution and service plan fees payable	1,705,246
Other affiliated payables	1,088,446
Other payables and accrued expenses	972,630
Collateral on securities loaned, at value	166,768,558
Total liabilities		517,803,519

Net Assets		$ 17,015,105,074
Net Assets consist of:
Paid in capital		$ 17,756,843,284
Undistributed net investment income		57,732,774
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,189,594,163)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,390,123,179
Net Assets		$ 17,015,105,074

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($7,168,488,905 ÷ 285,371,598 shares)	$ 25.12

Service Class: Net Asset Value, offering price and redemption price per share ($1,412,944,304 ÷ 56,457,588 shares)	$ 25.03

Service Class 2: Net Asset Value, offering price and redemption price per share ($7,793,714,694 ÷ 315,868,471 shares)	$ 24.67

Service Class 2R: Net Asset Value, offering price and redemption price per share ($10,156,077 ÷ 412,527 shares)	$ 24.62

Investor Class: Net Asset Value, offering price and redemption price per share ($629,801,094 ÷ 25,167,538 shares)	$ 25.02

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 131,977,976
Interest		6,066
Income from Fidelity Central Funds		1,393,742
Total income		133,377,784

Expenses
Management fee	$ 47,953,620
Transfer agent fees	6,486,033
Distribution and service plan fees	10,570,017
Accounting and security lending fees	804,378
Custodian fees and expenses	295,918
Independent trustees' compensation	44,398
Appreciation in deferred trustee compensation account	31
Audit	56,677
Legal	15,474
Miscellaneous	111,542
Total expenses before reductions	66,338,088
Expense reductions	(1,664,395)	64,673,693
Net investment income (loss)		68,704,091
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,113,592,093
Foreign currency transactions	(743,615)
Futures contracts	3,951,732
Total net realized gain (loss)		1,116,800,210
Change in net unrealized appreciation (depreciation) on: Investment securities	(335,764,041)
Assets and liabilities in foreign currencies	61,422
Futures contracts	2,499,092
Total change in net unrealized appreciation (depreciation)		(333,203,527)
Net gain (loss)		783,596,683
Net increase (decrease) in net assets resulting from operations		$ 852,300,774

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 68,704,091	$ 156,808,770
Net realized gain (loss)	1,116,800,210	1,213,062,242
Change in net unrealized appreciation (depreciation)	(333,203,527)	1,272,193,349
Net increase (decrease) in net assets resulting from operations	852,300,774	2,642,064,361
Distributions to shareholders from net investment income	-	(173,609,742)
Distributions to shareholders from net realized gain	-	(7,015,810)
Total distributions	-	(180,625,552)
Share transactions - net increase (decrease)	(586,209,481)	(2,950,980,349)
Redemption fees	8,364	1,677
Total increase (decrease) in net assets	266,099,657	(489,539,863)

Net Assets
Beginning of period	16,749,005,417	17,238,545,280
End of period (including undistributed net investment income of $57,732,774 and distributions in excess of net investment income of $10,971,317, respectively)	$ 17,015,105,074	$ 16,749,005,417

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.88	$ 20.62	$ 15.39	$ 27.90	$ 31.47	$ 31.03
Income from Investment Operations
Net investment income (loss) E	.12	.23	.23	.24	.34	.27
Net realized and unrealized gain (loss)	1.12	3.31	5.26	(11.87)	5.17	3.30
Total from investment operations	1.24	3.54	5.49	(11.63)	5.51	3.57
Distributions from net investment income	-	(.27)	(.25)	(.23)	(.33)	(.42)
Distributions from net realized gain	-	(.01)	(.01)	(.65)	(8.75)	(2.71)
Total distributions	-	(.28)	(.26) J	(.88)	(9.08)	(3.13)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 25.12	$ 23.88	$ 20.62	$ 15.39	$ 27.90	$ 31.47
Total Return B,C,D	5.19%	17.22%	35.71%	(42.51)%	17.59%	11.72%
Ratios to Average Net Assets F,H
Expenses before reductions	.64% A	.65%	.67%	.66%	.65%	.66%
Expenses net of fee waivers, if any	.64% A	.65%	.67%	.66%	.65%	.66%
Expenses net of all reductions	.62% A	.63%	.65%	.65%	.64%	.65%
Net investment income (loss)	.92% A	1.06%	1.33%	1.07%	1.00%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,168,489	$ 7,160,125	$ 7,405,228	$ 6,240,871	$ 12,371,009	$ 11,595,588
Portfolio turnover rate G	145% A	117%	145%	172%	134%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.26 per share is comprised of distributions from net investment income of $.250 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.81	$ 20.55	$ 15.33	$ 27.80	$ 31.38	$ 30.93
Income from Investment Operations
Net investment income (loss) E	.10	.20	.21	.21	.30	.24
Net realized and unrealized gain (loss)	1.12	3.31	5.25	(11.83)	5.16	3.28
Total from investment operations	1.22	3.51	5.46	(11.62)	5.46	3.52
Distributions from net investment income	-	(.24)	(.23)	(.20)	(.29)	(.36)
Distributions from net realized gain	-	(.01)	(.01)	(.65)	(8.75)	(2.71)
Total distributions	-	(.25)	(.24) J	(.85)	(9.04)	(3.07)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 25.03	$ 23.81	$ 20.55	$ 15.33	$ 27.80	$ 31.38
Total Return B,C,D	5.12%	17.11%	35.66%	(42.61)%	17.51%	11.59%
Ratios to Average Net Assets F,H
Expenses before reductions	.74% A	.75%	.77%	.76%	.75%	.76%
Expenses net of fee waivers, if any	.74% A	.75%	.77%	.76%	.75%	.76%
Expenses net of all reductions	.72% A	.73%	.75%	.75%	.74%	.75%
Net investment income (loss)	.82% A	.96%	1.23%	.97%	.90%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,412,944	$ 1,379,305	$ 1,784,820	$ 1,497,734	$ 3,008,644	$ 2,766,343
Portfolio turnover rate G	145% A	117%	145%	172%	134%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.24 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.49	$ 20.29	$ 15.14	$ 27.46	$ 31.11	$ 30.69
Income from Investment Operations
Net investment income (loss) E	.08	.17	.18	.18	.25	.19
Net realized and unrealized gain (loss)	1.10	3.26	5.18	(11.67)	5.11	3.26
Total from investment operations	1.18	3.43	5.36	(11.49)	5.36	3.45
Distributions from net investment income	-	(.22)	(.21)	(.18)	(.26)	(.32)
Distributions from net realized gain	-	(.01)	(.01)	(.65)	(8.75)	(2.71)
Total distributions	-	(.23)	(.21) J	(.83)	(9.01)	(3.03)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 24.67	$ 23.49	$ 20.29	$ 15.14	$ 27.46	$ 31.11
Total Return B,C,D	5.02%	16.93%	35.47%	(42.69)%	17.30%	11.43%
Ratios to Average Net Assets F,H
Expenses before reductions	.89% A	.90%	.92%	.91%	.90%	.91%
Expenses net of fee waivers, if any	.89% A	.90%	.92%	.91%	.90%	.91%
Expenses net of all reductions	.87% A	.88%	.90%	.90%	.89%	.90%
Net investment income (loss)	.67% A	.81%	1.08%	.82%	.75%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,793,715	$ 7,627,793	$ 7,577,737	$ 6,187,985	$ 9,339,663	$ 6,185,595
Portfolio turnover rate G	145% A	117%	145%	172%	134%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.21 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.44	$ 20.24	$ 15.10	$ 27.35	$ 31.02	$ 30.61
Income from Investment Operations
Net investment income (loss) E	.08	.17	.18	.18	.25	.19
Net realized and unrealized gain (loss)	1.10	3.25	5.17	(11.62)	5.09	3.25
Total from investment operations	1.18	3.42	5.35	(11.44)	5.34	3.44
Distributions from net investment income	-	(.21)	(.20)	(.16)	(.26)	(.32)
Distributions from net realized gain	-	(.01)	(.01)	(.65)	(8.75)	(2.71)
Total distributions	-	(.22)	(.21) J	(.81)	(9.01)	(3.03)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 24.62	$ 23.44	$ 20.24	$ 15.10	$ 27.35	$ 31.02
Total Return B,C,D	5.03%	16.94%	35.46%	(42.69)%	17.30%	11.43%
Ratios to Average Net Assets F,H
Expenses before reductions	.89% A	.90%	.92%	.91%	.90%	.91%
Expenses net of fee waivers, if any	.89% A	.90%	.92%	.91%	.90%	.91%
Expenses net of all reductions	.87% A	.88%	.90%	.90%	.89%	.90%
Net investment income (loss)	.67% A	.81%	1.08%	.82%	.75%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,156	$ 10,942	$ 13,285	$ 13,585	$ 35,606	$ 26,707
Portfolio turnover rate G	145% A	117%	145%	172%	134%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.21 per share is comprised of distributions from net investment income of $.200 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.80	$ 20.56	$ 15.34	$ 27.82	$ 31.41	$ 31.00
Income from Investment Operations
Net investment income (loss) E	.10	.21	.21	.21	.30	.23
Net realized and unrealized gain (loss)	1.12	3.30	5.25	(11.83)	5.16	3.30
Total from investment operations	1.22	3.51	5.46	(11.62)	5.46	3.53
Distributions from net investment income	-	(.26)	(.24)	(.21)	(.30)	(.41)
Distributions from net realized gain	-	(.01)	(.01)	(.65)	(8.75)	(2.71)
Total distributions	-	(.27)	(.24) J	(.86)	(9.05)	(3.12)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 25.02	$ 23.80	$ 20.56	$ 15.34	$ 27.82	$ 31.41
Total Return B,C,D	5.13%	17.10%	35.66%	(42.60)%	17.47%	11.60%
Ratios to Average Net Assets F,H
Expenses before reductions	.73% A	.74%	.77%	.75%	.76%	.78%
Expenses net of fee waivers, if any	.73% A	.73%	.77%	.75%	.76%	.78%
Expenses net of all reductions	.71% A	.72%	.75%	.74%	.75%	.78%
Net investment income (loss)	.84% A	.98%	1.23%	.98%	.89%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 629,801	$ 570,841	$ 457,476	$ 324,919	$ 532,268	$ 315,995
Portfolio turnover rate G	145% A	117%	145%	172%	134%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.24 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to future transactions, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,820,542,961
Gross unrealized depreciation	(603,990,219)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,216,552,742
Tax cost	$ 15,037,743,740

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Trading (Redemption) Fees. Service Class 2 R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $3,951,732 and a change in net unrealized appreciation (depreciation) of $2,499,092 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $12,379,886,770 and $12,964,981,350, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 710,767
Service Class 2	9,845,534
Service Class 2 R	13,716
$ 10,570,017

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 2,642,373
Service Class	514,357
Service Class 2	2,840,109
Service Class 2R	3,942
Investor Class	485,252
$ 6,486,033

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commission paid to these affiliated firms were $612,966 for the period.

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $29,716 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,117,070, including $5,467 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,664,395 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ -	$ 82,141,064
Service Class	-	14,096,830
Service Class 2	-	71,159,779
Service Class 2R	-	100,197
Investor Class	-	6,111,872
Total	$ -	$ 173,609,742
From net realized gain
Initial Class	$ -	$ 2,975,123
Service Class	-	575,173
Service Class 2	-	3,224,769
Service Class 2R	-	4,617
Investor Class	-	236,128
Total	$ -	$ 7,015,810

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	4,575,781	11,081,201	$ 114,216,476	$ 237,555,506
Reinvestment of distributions	-	3,639,831	-	85,116,187
Shares redeemed	(18,997,971)	(74,008,339)	(474,813,022)	(1,628,773,596)
Net increase (decrease)	(14,422,190)	(59,287,307)	$ (360,596,546)	$ (1,306,101,903)
Service Class
Shares sold	2,770,730	4,235,533	$ 69,050,847	$ 89,409,017
Reinvestment of distributions	-	631,651	-	14,672,003
Shares redeemed	(4,250,567)	(33,788,989)	(105,747,717)	(763,918,858)
Net increase (decrease)	(1,479,837)	(28,921,805)	$ (36,696,870)	$ (659,837,838)
Service Class 2
Shares sold	14,536,116	29,628,488	$ 356,691,976	$ 621,610,993
Reinvestment of distributions	-	3,238,949	-	74,384,548
Shares redeemed	(23,408,649)	(81,615,457)	(573,765,104)	(1,716,672,110)
Net increase (decrease)	(8,872,533)	(48,748,020)	$ (217,073,128)	$ (1,020,676,569)
Service Class 2R
Shares sold	43,550	104,398	$ 1,086,108	$ 2,198,967
Reinvestment of distributions	-	4,580	-	104,814
Shares redeemed	(97,917)	(298,461)	(2,366,053)	(6,070,211)
Net increase (decrease)	(54,367)	(189,483)	$ (1,279,945)	$ (3,766,430)
Investor Class
Shares sold	1,941,331	3,515,764	$ 48,240,164	$ 76,017,353
Reinvestment of distributions	-	272,002	-	6,348,000
Shares redeemed	(755,869)	(2,058,150)	(18,803,156)	(42,962,962)
Net increase (decrease)	1,185,462	1,729,616	$ 29,437,008	$ 39,402,391

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, two otherwise unaffiliated shareholders were the owners of 29% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCONR-SANN-0811
1.833452.105

Fidelity® Variable Insurance Products:

Disciplined Small Cap Portfolio

Semiannual Report

June 30, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.90%
Actual		$ 1,000.00	$ 1,080.70	$ 4.64
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51
Service Class	1.00%
Actual		$ 1,000.00	$ 1,081.50	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Service Class 2	1.23%
Actual		$ 1,000.00	$ 1,079.80	$ 6.34
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.16
Investor Class	.98%
Actual		$ 1,000.00	$ 1,080.90	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
GT Solar International, Inc.	0.6	0.5
Crocs, Inc.	0.6	0.2
Esterline Technologies Corp.	0.6	0.3
EZCORP, Inc. (non-vtg.) Class A	0.6	0.1
Wellcare Health Plans, Inc.	0.6	0.0
MFA Financial, Inc.	0.6	0.6
Dana Holding Corp.	0.6	0.4
CBL & Associates Properties, Inc.	0.6	0.0
Alaska Air Group, Inc.	0.6	0.1
Iconix Brand Group, Inc.	0.6	0.0
	6.0
Top Five Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.7	18.0
Financials	18.2	15.3
Consumer Discretionary	13.1	10.7
Industrials	12.9	13.5
Health Care	11.6	8.2
Asset Allocation (% of fund's net assets)
As of June 30, 2011 *		As of December 31, 2010 **
	Stocks and Equity Futures 99.9%		Stocks and Equity Futures 99.0%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	2.5%	** Foreign investments	2.9%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)(d)	15,698	$ 178,643
Dana Holding Corp. (a)	27,297	499,535
Standard Motor Products, Inc. (d)	9,770	148,797
Superior Industries International, Inc.	5,808	128,415
		955,390
Diversified Consumer Services - 0.8%
Bridgepoint Education, Inc. (a)(d)	14,155	353,875
Mac-Gray Corp.	125	1,931
Sotheby's Class A (Ltd. vtg.) (d)	6,728	292,668
		648,474
Hotels, Restaurants & Leisure - 1.8%
AFC Enterprises, Inc. (a)	1,779	29,265
Ameristar Casinos, Inc.	17,689	419,406
Biglari Holdings, Inc. (a)	370	144,689
DineEquity, Inc. (a)	6,511	340,330
Domino's Pizza, Inc. (a)	17,646	445,385
Ruth's Hospitality Group, Inc. (a)(d)	13,447	75,438
Shuffle Master, Inc. (a)	9,528	89,134
		1,543,647
Household Durables - 2.4%
American Greetings Corp. Class A	8,770	210,831
Blyth, Inc.	4,354	219,224
Helen of Troy Ltd. (a)(d)	12,145	419,367
Hovnanian Enterprises, Inc. Class A (a)(d)	9,332	22,490
iRobot Corp. (a)(d)	9,375	330,844
Libbey, Inc. (a)(d)	8,930	144,845
Lifetime Brands, Inc.	4,027	47,277
Tempur-Pedic International, Inc. (a)(d)	5,460	370,297
Tupperware Brands Corp.	4,570	308,247
		2,073,422
Leisure Equipment & Products - 0.8%
Arctic Cat, Inc. (a)	10,661	143,177
Polaris Industries, Inc.	3,355	372,975
Steinway Musical Instruments, Inc. (a)	642	16,493
Sturm Ruger & Co., Inc.	7,410	162,650
		695,295
Media - 0.5%
Global Sources Ltd. (a)	37,036	340,361
Sinclair Broadcast Group, Inc. Class A	10,873	119,386
Valassis Communications, Inc. (a)	3	91
		459,838
Multiline Retail - 0.4%
Dillard's, Inc. Class A	6,810	355,073
Specialty Retail - 3.0%
Conn's, Inc. (a)	9,218	79,736
Express, Inc.	18,223	397,261
Finish Line, Inc. Class A	13,836	296,090

	Shares	Value
Pier 1 Imports, Inc. (a)(d)	38,369	$ 443,929
Rent-A-Center, Inc.	11,620	355,107
Select Comfort Corp. (a)(d)	18,676	335,794
The Cato Corp. Class A (sub. vtg.)	13,825	398,160
Tractor Supply Co.	3,169	211,943
		2,518,020
Textiles, Apparel & Luxury Goods - 2.3%
Crocs, Inc. (a)(d)	19,895	512,296
Deckers Outdoor Corp. (a)	197	17,364
Fossil, Inc. (a)(d)	3,054	359,517
Iconix Brand Group, Inc. (a)(d)	19,874	480,951
Maidenform Brands, Inc. (a)(d)	6,412	177,356
Movado Group, Inc.	11,368	194,506
Warnaco Group, Inc. (a)(d)	1,970	102,933
Wolverine World Wide, Inc.	3,298	137,692
		1,982,615
TOTAL CONSUMER DISCRETIONARY		11,231,774
CONSUMER STAPLES - 3.8%
Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	2,321	157,039
MGP Ingredients, Inc. (d)	2,195	19,118
National Beverage Corp.	3,054	44,741
		220,898
Food & Staples Retailing - 0.6%
PriceSmart, Inc. (d)	8,712	446,316
Spartan Stores, Inc.	5,217	101,888
		548,204
Food Products - 2.1%
B&G Foods, Inc. Class A	20,402	420,689
Darling International, Inc. (a)	25,021	442,872
Fresh Del Monte Produce, Inc.	13,307	354,898
Seneca Foods Corp. Class A (a)	3,010	76,996
Smart Balance, Inc. (a)	36,332	188,200
TreeHouse Foods, Inc. (a)(d)	5,177	282,716
		1,766,371
Personal Products - 0.8%
Elizabeth Arden, Inc. (a)(d)	9,267	269,021
Inter Parfums, Inc.	6,961	160,312
Nu Skin Enterprises, Inc. Class A	6,031	226,464
		655,797
Tobacco - 0.1%
Universal Corp.	2,701	101,747
TOTAL CONSUMER STAPLES		3,293,017
ENERGY - 7.8%
Energy Equipment & Services - 3.4%
Bristow Group, Inc.	6,153	313,926
Complete Production Services, Inc. (a)(d)	13,188	439,952
Gulf Island Fabrication, Inc. (d)	8,870	286,324
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Hercules Offshore, Inc. (a)(d)	52,230	$ 287,787
ION Geophysical Corp. (a)(d)	38,039	359,849
Newpark Resources, Inc. (a)(d)	45,717	414,653
OYO Geospace Corp. (a)(d)	3,904	390,400
RigNet, Inc.	9,580	162,860
Tesco Corp. (a)(d)	12,455	241,752
		2,897,503
Oil, Gas & Consumable Fuels - 4.4%
Bill Barrett Corp. (a)(d)	6,138	284,496
Brigham Exploration Co. (a)	874	26,159
Callon Petroleum Co. (a)	26,358	185,033
CAMAC Energy, Inc. (a)(d)	31,288	41,613
Cloud Peak Energy, Inc. (a)	15,691	334,218
Crosstex Energy, Inc. (d)	17,547	208,809
CVR Energy, Inc. (a)	18,895	465,195
Delek US Holdings, Inc.	8,075	126,778
DHT Holdings, Inc.	11,501	44,049
Petroquest Energy, Inc. (a)(d)	36,535	256,476
Rex American Resources Corp. (a)	4,391	72,891
Stone Energy Corp. (a)(d)	14,386	437,191
Vaalco Energy, Inc. (a)	52,171	314,069
W&T Offshore, Inc.	16,756	437,667
Warren Resources, Inc. (a)(d)	22,755	86,697
Western Refining, Inc. (a)(d)	23,594	426,344
		3,747,685
TOTAL ENERGY		6,645,188
FINANCIALS - 18.2%
Capital Markets - 1.6%
American Capital Ltd. (a)	38,904	386,317
Arlington Asset Investment Corp.	6,263	196,596
Artio Global Investors, Inc. Class A	6,918	78,173
Gleacher & Co., Inc. (a)	31,222	63,693
Medallion Financial Corp. (d)	1,963	19,139
PennantPark Investment Corp.	3,254	36,477
Prospect Capital Corp. (d)	5,045	51,005
TICC Capital Corp.	23,751	228,010
Triangle Capital Corp.	14,574	269,036
		1,328,446
Commercial Banks - 4.7%
Alliance Financial Corp.	1,836	56,053
American National Bankshares, Inc.	2,344	43,106
BancFirst Corp.	1,406	54,272
Banco Latin Americano de Exportaciones SA (BLADEX) Series E	20,868	361,434
Bank of Marin Bancorp	1,486	52,560
Bank of the Ozarks, Inc.	7,504	390,658
Banner Bank	20,795	363,913
Citizens & Northern Corp.	3,281	49,445

	Shares	Value
Community Bank System, Inc.	10,797	$ 267,658
Community Trust Bancorp, Inc.	418	11,587
Eagle Bancorp, Inc., Maryland (a)	4,219	56,113
Financial Institutions, Inc.	1,340	22,003
First Financial Bankshares, Inc.	834	28,731
First Merchants Corp.	4,539	40,579
Hanmi Financial Corp. (a)	54,882	58,724
Independent Bank Corp., Massachusetts	1,161	30,476
Lakeland Bancorp, Inc.	2,670	26,647
MainSource Financial Group, Inc.	2,696	22,377
Merchants Bancshares, Inc.	9,453	231,315
NBT Bancorp, Inc.	1,132	25,051
Orrstown Financial Services, Inc.	867	22,811
Pacific Capital Bancorp NA (a)	11,791	374,836
Prosperity Bancshares, Inc.	10,441	457,525
Renasant Corp.	4,222	61,177
Republic Bancorp, Inc., Kentucky Class A (d)	11,900	236,810
SCBT Financial Corp.	2,157	61,863
Signature Bank, New York (a)	2,633	150,608
Southside Bancshares, Inc.	4,528	89,881
Tompkins Financial Corp.	12	471
UMB Financial Corp.	3,354	140,466
Washington Banking Co., Oak Harbor	1,453	19,209
Washington Trust Bancorp, Inc.	4,392	100,884
WesBanco, Inc.	6,695	131,624
		4,040,867
Consumer Finance - 2.0%
Credit Acceptance Corp. (a)(d)	2,339	197,575
EZCORP, Inc. (non-vtg.) Class A (a)	14,318	509,363
First Cash Financial Services, Inc. (a)(d)	7,324	307,535
Nelnet, Inc. Class A	15,114	333,415
World Acceptance Corp. (a)(d)	5,634	369,421
		1,717,309
Diversified Financial Services - 0.5%
Encore Capital Group, Inc. (a)	7,168	220,201
MarketAxess Holdings, Inc.	3,768	94,426
NewStar Financial, Inc. (a)	13,977	149,274
		463,901
Insurance - 1.3%
Amtrust Financial Services, Inc.	9,631	219,394
Aspen Insurance Holdings Ltd.	1,742	44,822
FBL Financial Group, Inc. Class A	12,483	401,328
Flagstone Reinsurance Holdings Ltd.	24,105	203,205
Horace Mann Educators Corp.	5,806	90,632
Maiden Holdings Ltd.	15,313	139,348
		1,098,729
Real Estate Investment Trusts - 7.3%
Alexanders, Inc.	787	312,439
American Capital Agency Corp.	1,628	47,391
Anworth Mortgage Asset Corp.	54,735	411,060
Ashford Hospitality Trust, Inc.	202	2,515
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Capstead Mortgage Corp.	30,544	$ 409,290
CBL & Associates Properties, Inc.	27,250	494,043
Colonial Properties Trust (SBI) (d)	4,853	99,001
Dynex Capital, Inc.	37,232	360,406
Extra Space Storage, Inc. (d)	10,767	229,660
Hatteras Financial Corp.	1,001	28,258
Highwoods Properties, Inc. (SBI)	13,215	437,813
Home Properties, Inc.	2,932	178,500
LTC Properties, Inc.	13,749	382,497
MFA Financial, Inc.	62,502	502,516
Mid-America Apartment Communities, Inc.	3,496	235,875
Mission West Properties, Inc.	9,555	83,893
National Health Investors, Inc.	3,785	168,168
Nationwide Health Properties, Inc.	6,691	277,074
NorthStar Realty Finance Corp.	11,720	47,232
Omega Healthcare Investors, Inc. (d)	13,686	287,543
Parkway Properties, Inc.	1,494	25,488
Pennymac Mortgage Investment Trust	8,559	141,823
PS Business Parks, Inc. (d)	7,143	393,579
Sabra Health Care REIT, Inc.	3,281	54,826
Saul Centers, Inc.	4,575	180,118
Universal Health Realty Income Trust (SBI)	2,371	94,793
Urstadt Biddle Properties, Inc. Class A	6,436	116,556
Winthrop Realty Trust	20,372	243,242
		6,245,599
Thrifts & Mortgage Finance - 0.8%
BofI Holding, Inc. (a)	21,328	307,336
Dime Community Bancshares, Inc.	13,795	200,579
Flushing Financial Corp.	9,055	117,715
Kaiser Federal Financial Group, Inc.	3,381	41,654
NASB Financial, Inc. (a)(d)	776	8,094
		675,378
TOTAL FINANCIALS		15,570,229
HEALTH CARE - 11.6%
Biotechnology - 2.2%
Affymax, Inc. (a)	6,289	43,205
AVEO Pharmaceuticals, Inc. (a)	13,935	287,200
Cubist Pharmaceuticals, Inc. (a)	5,330	191,827
Enzon Pharmaceuticals, Inc. (a)(d)	9,379	94,259
Inovio Pharmaceuticals, Inc. (a)	24,315	14,601
Insmed, Inc. (a)	5,217	62,552
InterMune, Inc. (a)	628	22,514
Nabi Biopharmaceuticals (a)	43,499	234,025
Neurocrine Biosciences, Inc. (a)	16,180	130,249
ONYX Pharmaceuticals, Inc. (a)	1,178	41,583
Osiris Therapeutics, Inc. (a)(d)	8,684	67,214
PDL BioPharma, Inc.	53,538	314,268
SciClone Pharmaceuticals, Inc. (a)(d)	27,453	165,816

	Shares	Value
SuperGen, Inc. (a)	65,431	$ 194,984
Theravance, Inc. (a)(d)	377	8,373
		1,872,670
Health Care Equipment & Supplies - 3.0%
Accuray, Inc. (a)	697	5,583
ArthroCare Corp. (a)	12,015	402,142
Cantel Medical Corp.	7,850	211,244
CONMED Corp. (a)	3,573	101,759
Greatbatch, Inc. (a)(d)	12,974	347,963
Haemonetics Corp. (a)	1,229	79,111
Invacare Corp.	12,381	410,925
Kensey Nash Corp. (a)(d)	8,038	202,799
Orthofix International NV (a)(d)	3,270	138,877
RTI Biologics, Inc. (a)	8,253	22,366
Sirona Dental Systems, Inc. (a)	6,815	361,877
SurModics, Inc. (a)	3,716	41,248
Thoratec Corp. (a)	2,401	78,801
Young Innovations, Inc.	5,322	151,783
		2,556,478
Health Care Providers & Services - 5.5%
Amedisys, Inc. (a)	4,364	116,213
American Dental Partners, Inc. (a)(d)	12,822	166,173
AMERIGROUP Corp. (a)	5,412	381,384
AmSurg Corp. (a)(d)	5,286	138,123
Centene Corp. (a)	7,151	254,075
Chemed Corp.	6,833	447,698
Chindex International, Inc. (a)(d)	7,841	106,794
Continucare Corp. (a)	15,251	94,251
Five Star Quality Care, Inc. (a)	66,564	386,737
Gentiva Health Services, Inc. (a)(d)	4,496	93,652
Hanger Orthopedic Group, Inc. (a)	5,517	135,001
HealthSouth Corp. (a)	5,466	143,483
Kindred Healthcare, Inc. (a)(d)	5,048	108,381
Magellan Health Services, Inc. (a)(d)	8,733	478,044
Molina Healthcare, Inc. (a)	9,076	246,141
National Healthcare Corp.	2,313	114,655
Owens & Minor, Inc. (d)	5,505	189,867
PharMerica Corp. (a)	21,686	276,713
Providence Service Corp. (a)	6,417	81,175
Select Medical Holdings Corp. (a)	13,402	118,876
Sun Healthcare Group, Inc. (a)	9,377	75,204
U.S. Physical Therapy, Inc.	715	17,682
Wellcare Health Plans, Inc. (a)	9,865	507,160
		4,677,482
Life Sciences Tools & Services - 0.0%
Affymetrix, Inc. (a)	4,322	34,273
Pharmaceuticals - 0.9%
Cornerstone Therapeutics, Inc. (a)	4,638	41,556
Medicis Pharmaceutical Corp. Class A	6,069	231,654
Par Pharmaceutical Companies, Inc. (a)	2,350	77,503
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Salix Pharmaceuticals Ltd. (a)	678	$ 27,005
ViroPharma, Inc. (a)(d)	21,890	404,965
		782,683
TOTAL HEALTH CARE		9,923,586
INDUSTRIALS - 12.9%
Aerospace & Defense - 2.7%
AAR Corp. (d)	8,063	218,427
AeroVironment, Inc. (a)	3,716	131,361
American Science & Engineering, Inc.	549	43,920
Ceradyne, Inc. (a)(d)	10,191	397,347
Cubic Corp.	4,415	225,121
Curtiss-Wright Corp.	12,684	410,581
Esterline Technologies Corp. (a)(d)	6,692	511,269
LMI Aerospace, Inc. (a)	1,422	34,739
Moog, Inc. Class A (a)	7,009	305,032
		2,277,797
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc. (a)(d)	7,272	432,757
Park-Ohio Holdings Corp. (a)	2,949	62,342
		495,099
Airlines - 0.6%
Alaska Air Group, Inc. (a)	7,133	488,325
Building Products - 0.7%
Gibraltar Industries, Inc. (a)	11,094	125,584
Quanex Building Products Corp.	2,171	35,583
USG Corp. (a)	28,441	407,844
		569,011
Commercial Services & Supplies - 1.2%
Cenveo, Inc. (a)(d)	14,048	89,907
Consolidated Graphics, Inc. (a)	4,880	268,156
G&K Services, Inc. Class A	10,063	340,733
Multi-Color Corp.	2,611	64,466
Tetra Tech, Inc. (a)	7,270	163,575
The Brink's Co.	3,792	113,115
		1,039,952
Construction & Engineering - 1.2%
EMCOR Group, Inc. (a)(d)	10,027	293,891
Great Lakes Dredge & Dock Corp. (d)	47,389	264,431
MasTec, Inc. (a)	20,691	408,027
Pike Electric Corp. (a)	3,284	29,031
Sterling Construction Co., Inc. (a)	5,470	75,322
		1,070,702
Electrical Equipment - 1.9%
Belden, Inc.	5,315	185,281
Brady Corp. Class A	13,402	429,668
Franklin Electric Co., Inc.	9,530	447,434
Lihua International, Inc. (a)(d)	4,196	25,554

	Shares	Value
Polypore International, Inc. (a)(d)	3,301	$ 223,940
Regal-Beloit Corp.	4,287	286,243
		1,598,120
Industrial Conglomerates - 0.0%
Tredegar Corp.	1,029	18,882
Machinery - 2.5%
Albany International Corp. Class A	8,761	231,203
Astec Industries, Inc. (a)	3,371	124,660
Briggs & Stratton Corp. (d)	12,305	244,377
Colfax Corp. (a)(d)	14,305	354,764
Kadant, Inc. (a)	13,202	415,995
L.B. Foster Co. Class A	2,313	76,121
Nordson Corp.	6,804	373,199
Tennant Co.	5,583	222,929
Twin Disc, Inc. (d)	3,669	141,733
		2,184,981
Professional Services - 0.6%
CBIZ, Inc. (a)	14,908	109,723
GP Strategies Corp. (a)	4,580	62,563
ICF International, Inc. (a)	2,358	59,846
Insperity, Inc.	5,861	173,544
Kelly Services, Inc. Class A (non-vtg.) (a)	9,028	148,962
SFN Group, Inc. (a)	581	5,281
		559,919
Road & Rail - 0.5%
AMERCO (a)(d)	4,317	415,080
Quality Distribution, Inc. (a)	3,216	41,872
		456,952
Trading Companies & Distributors - 0.4%
Applied Industrial Technologies, Inc.	8,255	293,961
DXP Enterprises, Inc. (a)(d)	1,439	36,479
		330,440
TOTAL INDUSTRIALS		11,090,180
INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 1.5%
Acme Packet, Inc. (a)	412	28,894
Anaren, Inc. (a)	19,279	409,679
Black Box Corp.	1,469	45,936
DG FastChannel, Inc. (a)(d)	13,692	438,829
Plantronics, Inc.	5,513	201,390
Riverbed Technology, Inc. (a)	3,382	133,893
		1,258,621
Computers & Peripherals - 0.6%
Cray, Inc. (a)	8,960	57,344
Hutchinson Technology, Inc. (a)(d)	29,459	66,872
Synaptics, Inc. (a)(d)	15,785	406,306
		530,522
Electronic Equipment & Components - 3.9%
Anixter International, Inc. (d)	3,374	220,457
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Brightpoint, Inc. (a)	6,420	$ 52,066
Coherent, Inc. (a)	6,879	380,202
Electro Scientific Industries, Inc. (a)	3,645	70,349
Insight Enterprises, Inc. (a)	12,743	225,679
Littelfuse, Inc. (d)	7,661	449,854
Measurement Specialties, Inc. (a)	8,030	286,671
MTS Systems Corp.	1,834	76,716
Multi-Fineline Electronix, Inc. (a)	6,191	133,788
Newport Corp. (a)	20,586	374,048
OSI Systems, Inc. (a)	4,760	204,680
Power-One, Inc. (a)(d)	38,474	311,639
Pulse Electronics Corp. (d)	47,652	210,622
Rogers Corp. (a)	6,467	298,775
Tessco Technologies, Inc. (d)	2,196	24,420
TTM Technologies, Inc. (a)	163	2,611
X-Rite, Inc. (a)(d)	6,387	31,743
		3,354,320
Internet Software & Services - 1.0%
InfoSpace, Inc. (a)	17,322	157,977
j2 Global Communications, Inc. (a)(d)	5,832	164,637
Liquidity Services, Inc. (a)	6,209	146,594
Rackspace Hosting, Inc. (a)	41	1,752
ValueClick, Inc. (a)(d)	25,218	418,619
		889,579
IT Services - 2.8%
CACI International, Inc. Class A (a)	7,528	474,866
CSG Systems International, Inc. (a)(d)	5,974	110,400
Euronet Worldwide, Inc. (a)	6,575	101,321
Jack Henry & Associates, Inc.	7,094	212,891
Maximus, Inc.	5,336	441,447
SRA International, Inc. Class A (a)(d)	7,896	244,144
Teletech Holdings, Inc. (a)(d)	19,401	408,973
Unisys Corp. (a)	1,633	41,968
VeriFone Systems, Inc. (a)(d)	8,523	377,995
		2,414,005
Semiconductors & Semiconductor Equipment - 4.3%
ATMI, Inc. (a)	2,390	48,828
Cabot Microelectronics Corp. (a)(d)	8,827	410,191
DSP Group, Inc. (a)	3,344	29,093
Entegris, Inc. (a)(d)	45,325	458,689
GT Solar International, Inc. (a)	32,809	531,486
Kulicke & Soffa Industries, Inc. (a)(d)	29,629	330,067
Lattice Semiconductor Corp. (a)	61,977	404,090
LTX-Credence Corp. (a)	40,008	357,672
Nanometrics, Inc. (a)(d)	4,110	78,049
Omnivision Technologies, Inc. (a)(d)	4,705	163,781
RF Micro Devices, Inc. (a)	56,039	342,959

	Shares	Value
Tessera Technologies, Inc. (a)	1,808	$ 30,989
Veeco Instruments, Inc. (a)(d)	9,553	462,461
		3,648,355
Software - 5.6%
ACI Worldwide, Inc. (a)	12,617	426,076
AsiaInfo-Linkage, Inc. (a)(d)	4,450	73,692
ebix.com, Inc. (a)(d)	14,149	269,538
Fair Isaac Corp. (d)	14,549	439,380
JDA Software Group, Inc. (a)(d)	7,146	220,740
Lawson Software, Inc. (a)	12,357	138,646
Manhattan Associates, Inc. (a)	11,905	410,008
Monotype Imaging Holdings, Inc. (a)	28,113	397,237
NetScout Systems, Inc. (a)	2,980	62,252
Opnet Technologies, Inc. (d)	8,045	329,362
Progress Software Corp. (a)(d)	15,754	380,144
QAD, Inc.:
Class A	6,300	64,386
Class B	2,116	19,679
Quest Software, Inc. (a)	12,149	276,147
Renaissance Learning, Inc.	4,088	51,264
Take-Two Interactive Software, Inc. (a)	27,410	418,825
TeleCommunication Systems, Inc. Class A (a)(d)	18,277	88,278
TeleNav, Inc. (a)	17,253	305,896
TIBCO Software, Inc. (a)	13,849	401,898
		4,773,448
TOTAL INFORMATION TECHNOLOGY		16,868,850
MATERIALS - 6.2%
Chemicals - 2.9%
Ferro Corp. (a)(d)	11,924	160,259
Georgia Gulf Corp. (a)	13,930	336,270
OM Group, Inc. (a)	11,062	449,560
Rockwood Holdings, Inc. (a)(d)	6,895	381,225
Senomyx, Inc. (a)(d)	17,902	92,016
Sensient Technologies Corp.	2,587	95,900
TPC Group, Inc. (a)	10,005	392,396
W.R. Grace & Co. (a)	8,146	371,702
Westlake Chemical Corp.	3,261	169,246
		2,448,574
Containers & Packaging - 0.9%
Graphic Packaging Holding Co. (a)	63,977	348,035
Myers Industries, Inc.	4,922	50,598
Rock-Tenn Co. Class A	1,913	126,908
Silgan Holdings, Inc.	6,735	275,933
		801,474
Metals & Mining - 0.7%
Golden Star Resources Ltd. (a)	13,694	30,103
Hecla Mining Co. (a)(d)	55,884	429,748
Noranda Aluminium Holding Corp. (a)	10,940	165,632
		625,483
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 1.7%
Buckeye Technologies, Inc.	15,664	$ 422,615
Domtar Corp.	3,652	345,917
Glatfelter	21,132	325,010
Kapstone Paper & Packaging Corp. (a)	22,959	380,431
		1,473,973
TOTAL MATERIALS		5,349,504
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Consolidated Communications Holdings, Inc.	13,718	266,678
Vonage Holdings Corp. (a)	89,045	392,688
		659,366
UTILITIES - 2.7%
Electric Utilities - 1.8%
Cleco Corp. (d)	13,656	475,912
El Paso Electric Co. (d)	13,771	444,803
IDACORP, Inc.	698	27,571
MGE Energy, Inc.	1,572	63,713
Portland General Electric Co. (d)	18,805	475,390
		1,487,389
Gas Utilities - 0.4%
Chesapeake Utilities Corp.	5,574	223,127
Piedmont Natural Gas Co., Inc.	888	26,871
Southwest Gas Corp.	3,142	121,313
		371,311
Multi-Utilities - 0.5%
Avista Corp.	3,366	86,473
NorthWestern Energy Corp.	10,152	336,133
		422,606
TOTAL UTILITIES		2,281,306
TOTAL COMMON STOCKS (Cost $70,068,239)		82,913,000
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.2% 7/28/11 (e) (Cost $199,969)	$ 200,000	199,998
Money Market Funds - 32.1%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	2,459,760	$ 2,459,760
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	25,057,563	25,057,563
TOTAL MONEY MARKET FUNDS (Cost $27,517,323)		27,517,323
TOTAL INVESTMENT PORTFOLIO - 129.1% (Cost $97,785,531)		110,630,321
NET OTHER ASSETS (LIABILITIES) - (29.1)%		(24,956,270)
NET ASSETS - 100%		$ 85,674,051
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
32 NYFE Russell Mini Index Contracts	Sept. 2011	$ 2,641,280	$ 93,965

The face value of futures purchased as a percentage of net assets is 3.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $199,998.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,640
Fidelity Securities Lending Cash Central Fund	33,235
Total	$ 35,875
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,231,774	$ 11,231,774	$ -	$ -
Consumer Staples	3,293,017	3,293,017	-	-
Energy	6,645,188	6,645,188	-	-
Financials	15,570,229	15,570,229	-	-
Health Care	9,923,586	9,923,586	-	-
Industrials	11,090,180	11,090,180	-	-
Information Technology	16,868,850	16,868,850	-	-
Materials	5,349,504	5,349,504	-	-
Telecommunication Services	659,366	659,366	-	-
Utilities	2,281,306	2,281,306	-	-
U.S. Government and Government Agency Obligations	199,998	-	199,998	-
Money Market Funds	27,517,323	27,517,323	-	-
Total Investments in Securities:	$ 110,630,321	$ 110,430,323	$ 199,998	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 93,965	$ 93,965	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 93,965	$ -
Total Value of Derivatives	$ 93,965	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $8,457,049 of which $1,202,314 and $7,254,735 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $24,696,141) - See accompanying schedule: Unaffiliated issuers (cost $70,268,208)	$ 83,112,998
Fidelity Central Funds (cost $27,517,323)	27,517,323
Total Investments (cost $97,785,531)		$ 110,630,321
Receivable for fund shares sold		84,452
Dividends receivable		88,092
Distributions receivable from Fidelity Central Funds		7,318
Receivable for daily variation on futures contracts		18,553
Total assets		110,828,736

Liabilities
Payable to custodian bank	$ 13
Payable for fund shares redeemed	11,150
Accrued management fee	48,444
Distribution and service plan fees payable	400
Other affiliated payables	11,259
Other payables and accrued expenses	25,856
Collateral on securities loaned, at value	25,057,563
Total liabilities		25,154,685

Net Assets		$ 85,674,051
Net Assets consist of:
Paid in capital		$ 76,036,507
Undistributed net investment income		88,946
Accumulated undistributed net realized gain (loss) on investments		(3,390,157)
Net unrealized appreciation (depreciation) on investments		12,938,755
Net Assets		$ 85,674,051

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($22,686,127 ÷ 1,881,934 shares)	$ 12.05

Service Class: Net Asset Value, offering price and redemption price per share ($317,940 ÷ 26,341 shares)	$ 12.07

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,815,673 ÷ 150,749 shares)	$ 12.04

Investor Class: Net Asset Value, offering price and redemption price per share ($60,854,311 ÷ 5,060,773 shares)	$ 12.02

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 457,406
Interest		485
Income from Fidelity Central Funds (including $33,235 from security lending)		35,875
Total income		493,766

Expenses
Management fee	$ 296,212
Transfer agent fees	58,876
Distribution and service plan fees	2,907
Accounting and security lending fees	17,126
Custodian fees and expenses	5,861
Independent trustees' compensation	205
Audit	23,292
Legal	46
Miscellaneous	295
Total expenses		404,820
Net investment income (loss)		88,946
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,856,068
Futures contracts	398,641
Total net realized gain (loss)		5,254,709
Change in net unrealized appreciation (depreciation) on: Investment securities	819,093
Futures contracts	(73,544)
Total change in net unrealized appreciation (depreciation)		745,549
Net gain (loss)		6,000,258
Net increase (decrease) in net assets resulting from operations		$ 6,089,204

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 88,946	$ 176,322
Net realized gain (loss)	5,254,709	2,273,230
Change in net unrealized appreciation (depreciation)	745,549	8,917,095
Net increase (decrease) in net assets resulting from operations	6,089,204	11,366,647
Distributions to shareholders from net investment income	-	(190,826)
Share transactions - net increase (decrease)	7,173,116	18,986,293
Total increase (decrease) in net assets	13,262,320	30,162,114

Net Assets
Beginning of period	72,411,731	42,249,617
End of period (including undistributed net investment income of $88,946 and $0, respectively)	$ 85,674,051	$ 72,411,731

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.15	$ 8.91	$ 7.32	$ 11.17	$ 11.56	$ 9.94
Income from Investment Operations
Net investment income (loss) E	.02	.04	.04	.07	.05	.04
Net realized and unrealized gain (loss)	.88	2.24	1.59	(3.84)	(.32)	1.60
Total from investment operations	.90	2.28	1.63	(3.77)	(.27)	1.64
Distributions from net investment income	-	(.04)	(.04)	(.08)	(.06)	(.02)
Distributions from net realized gain	-	-	-	-	(.07)	-
Total distributions	-	(.04)	(.04)	(.08)	(.12) I	(.02)
Net asset value, end of period	$ 12.05	$ 11.15	$ 8.91	$ 7.32	$ 11.17	$ 11.56
Total Return B, C, D	8.07%	25.54%	22.28%	(33.72)%	(2.33)%	16.51%
Ratios to Average Net Assets F, H
Expenses before reductions	.90% A	.95%	1.05%	1.04%	1.01%	1.30%
Expenses net of fee waivers, if any	.90% A	.94%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.90% A	.94%	1.00%	1.00%	1.00%	.98%
Net investment income (loss)	.27% A	.41%	.56%	.71%	.45%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,686	$ 19,742	$ 13,864	$ 8,381	$ 11,668	$ 10,119
Portfolio turnover rate G	94% A	71%	81%	87%	113%	47%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.12 per share is comprised of distributions from net investment income of $.059 and distributions from net realized gain of $.065 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.16	$ 8.92	$ 7.33	$ 11.17	$ 11.56	$ 9.94
Income from Investment Operations
Net investment income (loss) E	.01	.03	.03	.06	.04	.03
Net realized and unrealized gain (loss)	.90	2.23	1.58	(3.84)	(.31)	1.60
Total from investment operations	.91	2.26	1.61	(3.78)	(.27)	1.63
Distributions from net investment income	-	(.02)	(.02)	(.06)	(.05)	(.01)
Distributions from net realized gain	-	-	-	-	(.07)	-
Total distributions	-	(.02)	(.02)	(.06)	(.12) I	(.01)
Net asset value, end of period	$ 12.07	$ 11.16	$ 8.92	$ 7.33	$ 11.17	$ 11.56
Total Return B, C, D	8.15%	25.35%	22.03%	(33.79)%	(2.40)%	16.40%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.04%	1.10%	1.10%	1.09%	1.54%
Expenses net of fee waivers, if any	1.00% A	1.04%	1.10%	1.10%	1.09%	1.10%
Expenses net of all reductions	1.00% A	1.04%	1.10%	1.10%	1.08%	1.08%
Net investment income (loss)	.18% A	.32%	.46%	.61%	.37%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 318	$ 327	$ 426	$ 631	$ 1,411	$ 1,446
Portfolio turnover rate G	94% A	71%	81%	87%	113%	47%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.12 per share is comprised of distributions from net investment income of $.051 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30,2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.15	$ 8.92	$ 7.33	$ 11.15	$ 11.55	$ 9.94
Income from Investment Operations
Net investment income (loss) E	- J	.01	.02	.04	.02	.01
Net realized and unrealized gain (loss)	.89	2.23	1.59	(3.82)	(.32)	1.61
Total from investment operations	.89	2.24	1.61	(3.78)	(.30)	1.62
Distributions from net investment income	-	(.01)	(.02)	(.04)	(.04)	(.01)
Distributions from net realized gain	-	-	-	-	(.07)	-
Total distributions	-	(.01)	(.02)	(.04)	(.10) I	(.01)
Net asset value, end of period	$ 12.04	$ 11.15	$ 8.92	$ 7.33	$ 11.15	$ 11.55
Total Return B, C, D	7.98%	25.07%	21.94%	(33.91)%	(2.60)%	16.25%
Ratios to Average Net Assets F, H
Expenses before reductions	1.23% A	1.28%	1.41%	1.32%	1.24%	1.69%
Expenses net of fee waivers, if any	1.23% A	1.25%	1.25%	1.25%	1.24%	1.25%
Expenses net of all reductions	1.23% A	1.25%	1.25%	1.25%	1.24%	1.23%
Net investment income (loss)	(.05)% A	.11%	.31%	.46%	.21%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,816	$ 2,513	$ 1,535	$ 1,494	$ 4,143	$ 1,444
Portfolio turnover rate G	94% A	71%	81%	87%	113%	47%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.10 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.065 per share. J Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 8.89	$ 7.31	$ 11.15	$ 11.55	$ 9.94
Income from Investment Operations
Net investment income (loss) E	.01	.03	.04	.06	.04	.02
Net realized and unrealized gain (loss)	.89	2.23	1.57	(3.83)	(.32)	1.61
Total from investment operations	.90	2.26	1.61	(3.77)	(.28)	1.63
Distributions from net investment income	-	(.03)	(.03)	(.07)	(.05)	(.02)
Distributions from net realized gain	-	-	-	-	(.07)	-
Total distributions	-	(.03)	(.03)	(.07)	(.12) I	(.02)
Net asset value, end of period	$ 12.02	$ 11.12	$ 8.89	$ 7.31	$ 11.15	$ 11.55
Total Return B, C, D	8.09%	25.44%	22.09%	(33.77)%	(2.50)%	16.40%
Ratios to Average Net Assets F, H
Expenses before reductions	.98% A	1.02%	1.12%	1.10%	1.10%	1.41%
Expenses net of fee waivers, if any	.98% A	1.01%	1.08%	1.08%	1.10%	1.15%
Expenses net of all reductions	.98% A	1.01%	1.08%	1.08%	1.10%	1.13%
Net investment income (loss)	.20% A	.34%	.48%	.63%	.35%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,854	$ 49,830	$ 26,426	$ 16,331	$ 21,872	$ 11,853
Portfolio turnover rate G	94% A	71%	81%	87%	113%	47%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.12 per share is comprised of distributions from net investment income of $.050 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Disciplined Small Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,322,428
Gross unrealized depreciation	(2,509,477)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,812,951
Tax cost	$ 97,817,370

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $398,641 and a change in net unrealized appreciation (depreciation) of $(73,544) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $53,581,112 and $37,848,439, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 163
Service Class 2	2,744
$ 2,907

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 9,792
Service Class	135
Service Class 2	1,780
Investor Class	47,169
$ 58,876

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $121 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ -	$ 57,782
Service Class	-	657
Service Class 2	-	1,252
Investor Class	-	131,135
Total	$ -	$ 190,826

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	537,475	872,164	$ 6,281,242	$ 8,757,192
Reinvestment of distributions	-	5,259	-	57,782
Shares redeemed	(426,881)	(662,913)	(4,966,091)	(6,175,473)
Net increase (decrease)	110,594	214,510	$ 1,315,151	$ 2,639,501
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	-	60	-	657
Shares redeemed	(2,913)	(18,520)	(33,908)	(177,365)
Net increase (decrease)	(2,913)	(18,460)	$ (33,908)	$ (176,708)
Service Class 2
Shares sold	81,627	109,184	$ 960,914	$ 1,100,967
Reinvestment of distributions	-	118	-	1,252
Shares redeemed	(156,185)	(56,115)	(1,814,420)	(539,602)
Net increase (decrease)	(74,558)	53,187	$ (853,506)	$ 562,617
Investor Class
Shares sold	1,562,602	2,258,001	$ 18,183,343	$ 22,969,167
Reinvestment of distributions	-	11,942	-	131,135
Shares redeemed	(982,290)	(762,231)	(11,437,964)	(7,139,419)
Net increase (decrease)	580,312	1,507,712	$ 6,745,379	$ 15,960,883

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 98% of the total outstanding shares of the Fund.

Semiannual Report

Investments

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Geode Capital Management, LLC

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

VDSC-SANN-0811
1.821007.105

Fidelity® Variable Insurance Products:

Index 500 Portfolio

Semiannual Report

June 30, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.10%
Actual		$ 1,000.00	$ 1,059.90	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class	.20%
Actual		$ 1,000.00	$ 1,059.40	$ 1.02
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,058.60	$ 1.79
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.3	3.2
Apple, Inc.	2.5	2.5
International Business Machines Corp.	1.7	1.6
Chevron Corp.	1.7	1.6
General Electric Co.	1.6	1.7
Microsoft Corp.	1.6	1.8
AT&T, Inc.	1.5	1.5
Johnson & Johnson	1.5	1.5
Procter & Gamble Co.	1.5	1.6
Pfizer, Inc.	1.3	1.2
	18.2
Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.6	18.3
Financials	15.0	15.8
Energy	12.6	11.8
Health Care	11.6	10.7
Industrials	11.1	10.8
Consumer Staples	10.5	10.5
Consumer Discretionary	10.5	10.5
Materials	3.6	3.7
Utilities	3.4	3.2
Telecommunication Services	3.1	3.1
Asset Allocation
To match the S&P 500® Index, the VIP Index 500 Portfolio seeks 100% investment exposure to stocks at all times.

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.3%
Johnson Controls, Inc.	126,773	$ 5,281,363
The Goodyear Tire & Rubber Co. (a)	45,620	765,047
		6,046,410
Automobiles - 0.5%
Ford Motor Co. (a)	709,718	9,787,011
Harley-Davidson, Inc. (d)	44,149	1,808,785
		11,595,796
Distributors - 0.1%
Genuine Parts Co. (d)	29,396	1,599,142
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	22,756	993,982
DeVry, Inc.	11,440	676,447
H&R Block, Inc.	57,038	914,890
		2,585,319
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp. unit	80,699	3,036,703
Chipotle Mexican Grill, Inc. (a)(d)	5,815	1,792,125
Darden Restaurants, Inc.	25,493	1,268,532
International Game Technology (d)	56,039	985,166
Marriott International, Inc. Class A (d)	53,050	1,882,745
McDonald's Corp.	193,879	16,347,877
Starbucks Corp.	140,068	5,531,285
Starwood Hotels & Resorts Worldwide, Inc. (d)	36,454	2,042,882
Wyndham Worldwide Corp.	31,762	1,068,791
Wynn Resorts Ltd.	14,220	2,041,139
Yum! Brands, Inc.	86,994	4,805,549
		40,802,794
Household Durables - 0.3%
D.R. Horton, Inc. (d)	52,515	604,973
Fortune Brands, Inc. (d)	28,807	1,837,022
Harman International Industries, Inc. (d)	13,061	595,190
Leggett & Platt, Inc.	26,701	650,970
Lennar Corp. Class A (d)	30,040	545,226
Newell Rubbermaid, Inc. (d)	54,413	858,637
PulteGroup, Inc. (a)(d)	62,947	482,174
Whirlpool Corp.	14,243	1,158,241
		6,732,433
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	66,729	13,645,413
Expedia, Inc.	37,288	1,080,979
Netflix, Inc. (a)	8,141	2,138,559
Priceline.com, Inc. (a)	9,277	4,749,175
		21,614,126
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	25,457	1,118,326
Mattel, Inc.	64,949	1,785,448
		2,903,774

	Shares	Value
Media - 3.3%
Cablevision Systems Corp. - NY Group Class A (d)	43,008	$ 1,557,320
CBS Corp. Class B	124,967	3,560,310
Comcast Corp. Class A	516,883	13,097,815
DIRECTV (a)	143,466	7,290,942
Discovery Communications, Inc. (a)(d)	52,052	2,132,050
Gannett Co., Inc. (d)	44,927	643,355
Interpublic Group of Companies, Inc.	91,316	1,141,450
McGraw-Hill Companies, Inc. (d)	56,936	2,386,188
News Corp. Class A	427,000	7,557,900
Omnicom Group, Inc.	52,530	2,529,845
Scripps Networks Interactive, Inc. Class A	16,963	829,151
The Walt Disney Co.	353,188	13,788,460
Time Warner Cable, Inc.	62,859	4,905,516
Time Warner, Inc.	200,091	7,277,310
Viacom, Inc. Class B (non-vtg.)	109,334	5,576,034
Washington Post Co. Class B	963	403,449
		74,677,095
Multiline Retail - 0.7%
Big Lots, Inc. (a)(d)	14,047	465,658
Family Dollar Stores, Inc.	22,853	1,201,154
JCPenney Co., Inc.	39,840	1,376,074
Kohl's Corp. (d)	52,524	2,626,725
Macy's, Inc.	79,745	2,331,744
Nordstrom, Inc.	31,353	1,471,710
Sears Holdings Corp. (a)(d)	8,050	575,092
Target Corp.	128,771	6,040,648
		16,088,805
Specialty Retail - 1.8%
Abercrombie & Fitch Co. Class A (d)	16,381	1,096,217
AutoNation, Inc. (a)(d)	11,882	435,000
AutoZone, Inc. (a)	4,724	1,392,871
Bed Bath & Beyond, Inc. (a)	46,551	2,717,182
Best Buy Co., Inc.	60,287	1,893,615
CarMax, Inc. (a)(d)	42,202	1,395,620
GameStop Corp. Class A (a)(d)	26,429	704,861
Gap, Inc.	73,024	1,321,734
Home Depot, Inc.	297,522	10,776,247
Limited Brands, Inc. (d)	47,128	1,812,072
Lowe's Companies, Inc.	243,301	5,671,346
O'Reilly Automotive, Inc. (a)	25,762	1,687,669
Ross Stores, Inc. (d)	21,854	1,750,942
Staples, Inc.	133,258	2,105,476
Tiffany & Co., Inc. (d)	23,864	1,873,801
TJX Companies, Inc.	72,147	3,789,882
Urban Outfitters, Inc. (a)(d)	23,275	655,191
		41,079,726
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	54,861	3,507,264
NIKE, Inc. Class B	70,875	6,377,333
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Polo Ralph Lauren Corp. Class A	12,017	$ 1,593,574
VF Corp.	16,354	1,775,390
		13,253,561
TOTAL CONSUMER DISCRETIONARY		238,978,981
CONSUMER STAPLES - 10.5%
Beverages - 2.5%
Brown-Forman Corp. Class B (non-vtg.)	19,261	1,438,604
Coca-Cola Enterprises, Inc.	60,733	1,772,189
Constellation Brands, Inc. Class A (sub. vtg.) (a)	33,436	696,138
Dr Pepper Snapple Group, Inc. (d)	41,363	1,734,351
Molson Coors Brewing Co. Class B	29,694	1,328,510
PepsiCo, Inc.	295,357	20,801,994
The Coca-Cola Co.	427,763	28,784,172
		56,555,958
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	81,631	6,631,702
CVS Caremark Corp.	253,367	9,521,532
Kroger Co.	113,323	2,810,410
Safeway, Inc.	66,166	1,546,299
SUPERVALU, Inc. (d)	39,643	373,041
Sysco Corp.	109,027	3,399,462
Wal-Mart Stores, Inc.	356,880	18,964,603
Walgreen Co. (d)	171,060	7,263,208
Whole Foods Market, Inc. (d)	27,908	1,770,763
		52,281,020
Food Products - 1.8%
Archer Daniels Midland Co.	127,444	3,842,437
Campbell Soup Co.	34,107	1,178,397
ConAgra Foods, Inc.	76,404	1,971,987
Dean Foods Co. (a)(d)	34,231	420,014
General Mills, Inc.	119,290	4,439,974
H.J. Heinz Co. (d)	60,135	3,203,993
Hershey Co.	28,653	1,628,923
Hormel Foods Corp. (d)	25,947	773,480
Kellogg Co. (d)	46,786	2,588,202
Kraft Foods, Inc. Class A	328,471	11,572,033
McCormick & Co., Inc. (non-vtg.) (d)	24,758	1,227,254
Mead Johnson Nutrition Co. Class A	38,183	2,579,262
Sara Lee Corp.	109,331	2,076,196
The J.M. Smucker Co. (d)	21,673	1,656,684
Tyson Foods, Inc. Class A	56,022	1,087,947
		40,246,783
Household Products - 2.1%
Clorox Co.	24,915	1,680,268
Colgate-Palmolive Co.	91,354	7,985,253

	Shares	Value
Kimberly-Clark Corp.	73,412	$ 4,886,303
Procter & Gamble Co.	521,573	33,156,396
		47,708,220
Personal Products - 0.2%
Avon Products, Inc.	80,384	2,250,752
Estee Lauder Companies, Inc. Class A (d)	21,304	2,240,968
		4,491,720
Tobacco - 1.6%
Altria Group, Inc.	391,164	10,330,641
Lorillard, Inc.	26,852	2,923,377
Philip Morris International, Inc.	332,309	22,188,272
Reynolds American, Inc.	63,172	2,340,523
		37,782,813
TOTAL CONSUMER STAPLES		239,066,514
ENERGY - 12.6%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	81,215	5,892,960
Cameron International Corp. (a)	45,785	2,302,528
Diamond Offshore Drilling, Inc. (d)	12,989	914,555
FMC Technologies, Inc. (a)(d)	44,907	2,011,385
Halliburton Co.	170,977	8,719,827
Helmerich & Payne, Inc. (d)	19,988	1,321,607
Nabors Industries Ltd. (a)	53,696	1,323,069
National Oilwell Varco, Inc.	79,055	6,182,892
Noble Corp. (d)	47,119	1,856,960
Rowan Companies, Inc. (a)	23,816	924,299
Schlumberger Ltd.	253,554	21,907,066
		53,357,148
Oil, Gas & Consumable Fuels - 10.2%
Alpha Natural Resources, Inc. (a)	42,332	1,923,566
Anadarko Petroleum Corp.	92,965	7,135,993
Apache Corp.	71,650	8,840,894
Cabot Oil & Gas Corp.	19,520	1,294,371
Chesapeake Energy Corp.	122,890	3,648,604
Chevron Corp.	375,634	38,630,201
ConocoPhillips	264,124	19,859,484
CONSOL Energy, Inc.	42,349	2,053,080
Denbury Resources, Inc. (a)(d)	74,232	1,484,640
Devon Energy Corp.	79,040	6,229,142
El Paso Corp.	143,687	2,902,477
EOG Resources, Inc.	50,159	5,244,123
EQT Corp. (d)	27,922	1,466,463
Exxon Mobil Corp.	920,474	74,908,167
Hess Corp.	56,501	4,224,015
Marathon Oil Corp.	133,058	7,009,495
Murphy Oil Corp.	36,143	2,373,149
Newfield Exploration Co. (a)(d)	24,711	1,680,842
Noble Energy, Inc.	32,974	2,955,460
Occidental Petroleum Corp.	151,892	15,802,844
Peabody Energy Corp.	50,589	2,980,198
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co. (d)	21,817	$ 1,954,149
QEP Resources, Inc.	33,028	1,381,561
Range Resources Corp. (d)	30,017	1,665,944
Southwestern Energy Co. (a)(d)	65,007	2,787,500
Spectra Energy Corp. (d)	121,458	3,329,164
Sunoco, Inc.	22,630	943,897
Tesoro Corp. (a)(d)	26,864	615,454
Valero Energy Corp.	106,556	2,724,637
Williams Companies, Inc.	109,899	3,324,445
		231,373,959
TOTAL ENERGY		284,731,107
FINANCIALS - 15.0%
Capital Markets - 2.3%
Ameriprise Financial, Inc.	45,272	2,611,289
Bank of New York Mellon Corp.	232,025	5,944,481
BlackRock, Inc. Class A	17,961	3,445,099
Charles Schwab Corp. (d)	187,154	3,078,683
E*TRADE Financial Corp. (a)	47,037	649,111
Federated Investors, Inc. Class B (non-vtg.) (d)	17,397	414,744
Franklin Resources, Inc.	26,948	3,538,003
Goldman Sachs Group, Inc.	96,743	12,875,526
Invesco Ltd.	86,341	2,020,379
Janus Capital Group, Inc. (d)	34,792	328,436
Legg Mason, Inc. (d)	27,800	910,728
Morgan Stanley	288,631	6,641,399
Northern Trust Corp.	45,182	2,076,565
State Street Corp.	94,183	4,246,711
T. Rowe Price Group, Inc. (d)	48,536	2,928,662
		51,709,816
Commercial Banks - 2.7%
BB&T Corp.	130,140	3,492,958
Comerica, Inc.	33,030	1,141,847
Fifth Third Bancorp	171,671	2,188,805
First Horizon National Corp.	49,206	469,425
Huntington Bancshares, Inc.	161,332	1,058,338
KeyCorp	177,666	1,479,958
M&T Bank Corp. (d)	23,448	2,062,252
Marshall & Ilsley Corp. (d)	99,057	789,484
PNC Financial Services Group, Inc.	98,339	5,861,988
Regions Financial Corp.	234,780	1,455,636
SunTrust Banks, Inc.	100,321	2,588,282
U.S. Bancorp	360,008	9,183,804
Wells Fargo & Co.	988,306	27,731,866
Zions Bancorporation (d)	34,349	824,719
		60,329,362
Consumer Finance - 0.8%
American Express Co.	195,429	10,103,679

	Shares	Value
Capital One Financial Corp.	85,789	$ 4,432,718
Discover Financial Services	101,928	2,726,574
SLM Corp.	98,552	1,656,659
		18,919,630
Diversified Financial Services - 3.7%
Bank of America Corp.	1,893,416	20,751,839
Citigroup, Inc.	545,743	22,724,739
CME Group, Inc. (d)	12,531	3,653,914
IntercontinentalExchange, Inc. (a)	13,738	1,713,266
JPMorgan Chase & Co.	742,511	30,398,400
Leucadia National Corp. (d)	37,015	1,262,212
Moody's Corp. (d)	37,032	1,420,177
NYSE Euronext	48,919	1,676,454
The NASDAQ Stock Market, Inc. (a)	28,061	709,943
		84,310,944
Insurance - 3.7%
ACE Ltd.	63,046	4,149,688
AFLAC, Inc.	87,393	4,079,505
Allstate Corp.	97,719	2,983,361
American International Group, Inc. (a)(d)	81,517	2,390,078
Aon Corp.	61,764	3,168,493
Assurant, Inc.	18,033	654,057
Berkshire Hathaway, Inc. Class B (a)	323,498	25,035,510
Cincinnati Financial Corp.	30,458	888,764
Genworth Financial, Inc. Class A (a)	91,665	942,316
Hartford Financial Services Group, Inc.	83,202	2,194,037
Lincoln National Corp.	58,574	1,668,773
Loews Corp.	58,058	2,443,661
Marsh & McLennan Companies, Inc.	102,351	3,192,328
MetLife, Inc.	197,516	8,665,027
Principal Financial Group, Inc. (d)	60,041	1,826,447
Progressive Corp.	122,148	2,611,524
Prudential Financial, Inc.	91,186	5,798,518
The Chubb Corp.	54,664	3,422,513
The Travelers Companies, Inc.	78,269	4,569,344
Torchmark Corp. (d)	14,211	911,494
Unum Group	57,514	1,465,457
XL Group PLC Class A	57,817	1,270,818
		84,331,713
Real Estate Investment Trusts - 1.6%
Apartment Investment & Management Co. Class A	22,331	570,110
AvalonBay Communities, Inc.	16,316	2,094,974
Boston Properties, Inc.	27,205	2,888,083
Equity Residential (SBI)	55,058	3,303,480
HCP, Inc. (d)	75,869	2,783,634
Health Care REIT, Inc.	33,028	1,731,658
Host Hotels & Resorts, Inc.	128,216	2,173,261
Kimco Realty Corp.	76,037	1,417,330
Plum Creek Timber Co., Inc. (d)	30,259	1,226,700
Prologis, Inc.	84,883	3,042,207
Public Storage	26,145	2,980,791
Simon Property Group, Inc.	54,806	6,370,101
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas, Inc. (d)	30,543	$ 1,609,922
Vornado Realty Trust (d)	30,639	2,854,942
Weyerhaeuser Co. (d)	100,638	2,199,947
		37,247,140
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	54,539	1,369,474
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	98,418	806,043
People's United Financial, Inc.	70,364	945,692
		1,751,735
TOTAL FINANCIALS		339,969,814
HEALTH CARE - 11.6%
Biotechnology - 1.2%
Amgen, Inc. (a)	173,727	10,136,970
Biogen Idec, Inc. (a)	45,151	4,827,545
Celgene Corp. (a)	86,478	5,216,353
Cephalon, Inc. (a)	14,374	1,148,483
Gilead Sciences, Inc. (a)	147,066	6,090,003
		27,419,354
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	106,580	6,361,760
Becton, Dickinson & Co. (d)	40,875	3,522,199
Boston Scientific Corp. (a)	285,556	1,973,192
C. R. Bard, Inc. (d)	16,005	1,758,309
CareFusion Corp. (a)	41,750	1,134,348
Covidien PLC	92,631	4,930,748
DENTSPLY International, Inc.	26,304	1,001,656
Edwards Lifesciences Corp. (a)(d)	21,429	1,868,180
Intuitive Surgical, Inc. (a)(d)	7,341	2,731,660
Medtronic, Inc.	199,821	7,699,103
St. Jude Medical, Inc.	61,448	2,929,841
Stryker Corp.	62,352	3,659,439
Varian Medical Systems, Inc. (a)(d)	21,897	1,533,228
Zimmer Holdings, Inc. (a)	35,870	2,266,984
		43,370,647
Health Care Providers & Services - 2.2%
Aetna, Inc.	70,912	3,126,510
AmerisourceBergen Corp.	51,192	2,119,349
Cardinal Health, Inc.	65,510	2,975,464
CIGNA Corp.	50,558	2,600,198
Coventry Health Care, Inc. (a)	27,697	1,010,110
DaVita, Inc. (a)	17,845	1,545,555
Express Scripts, Inc. (a)	98,932	5,340,349
Humana, Inc.	31,466	2,534,272
Laboratory Corp. of America Holdings (a)(d)	18,723	1,812,199
McKesson Corp.	47,111	3,940,835

	Shares	Value
Medco Health Solutions, Inc. (a)	74,706	$ 4,222,383
Patterson Companies, Inc.	17,909	589,027
Quest Diagnostics, Inc.	29,401	1,737,599
Tenet Healthcare Corp. (a)(d)	91,476	570,810
UnitedHealth Group, Inc.	202,448	10,442,268
WellPoint, Inc.	68,607	5,404,173
		49,971,101
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	27,031	1,651,864
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc. (a)(d)	65,034	3,323,888
Life Technologies Corp. (a)(d)	33,404	1,739,346
PerkinElmer, Inc.	21,070	566,994
Thermo Fisher Scientific, Inc. (a)	71,615	4,611,290
Waters Corp. (a)(d)	17,124	1,639,452
		11,880,970
Pharmaceuticals - 5.7%
Abbott Laboratories	290,428	15,282,321
Allergan, Inc.	56,951	4,741,171
Bristol-Myers Squibb Co.	318,776	9,231,753
Eli Lilly & Co.	190,360	7,144,211
Forest Laboratories, Inc. (a)	53,471	2,103,549
Hospira, Inc. (a)(d)	31,350	1,776,291
Johnson & Johnson	512,202	34,071,677
Merck & Co., Inc.	576,750	20,353,508
Mylan, Inc. (a)	82,077	2,024,840
Pfizer, Inc.	1,476,382	30,413,469
Watson Pharmaceuticals, Inc. (a)	23,634	1,624,365
		128,767,155
TOTAL HEALTH CARE		263,061,091
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.8%
General Dynamics Corp.	69,511	5,179,960
Goodrich Corp.	23,333	2,228,302
Honeywell International, Inc. (d)	147,058	8,763,186
ITT Corp.	34,400	2,027,192
L-3 Communications Holdings, Inc. (d)	19,831	1,734,221
Lockheed Martin Corp. (d)	53,214	4,308,738
Northrop Grumman Corp. (d)	54,697	3,793,237
Precision Castparts Corp.	26,884	4,426,451
Raytheon Co.	66,554	3,317,717
Rockwell Collins, Inc.	28,786	1,775,808
Textron, Inc. (d)	51,602	1,218,323
The Boeing Co.	137,952	10,198,791
United Technologies Corp.	171,023	15,137,246
		64,109,172
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc. (d)	30,453	2,400,915
Expeditors International of Washington, Inc.	39,683	2,031,373
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp. (d)	58,983	$ 5,594,538
United Parcel Service, Inc. Class B	184,281	13,439,613
		23,466,439
Airlines - 0.1%
Southwest Airlines Co.	147,933	1,689,395
Building Products - 0.0%
Masco Corp.	66,913	804,963
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	19,743	762,672
Cintas Corp. (d)	23,621	780,202
Iron Mountain, Inc. (d)	37,500	1,278,375
Pitney Bowes, Inc. (d)	38,092	875,735
R.R. Donnelley & Sons Co. (d)	35,047	687,272
Republic Services, Inc.	56,693	1,748,979
Stericycle, Inc. (a)(d)	16,042	1,429,663
Waste Management, Inc.	88,607	3,302,383
		10,865,281
Construction & Engineering - 0.2%
Fluor Corp. (d)	32,566	2,105,718
Jacobs Engineering Group, Inc. (a)	23,695	1,024,809
Quanta Services, Inc. (a)(d)	40,377	815,615
		3,946,142
Electrical Equipment - 0.5%
Emerson Electric Co.	140,455	7,900,594
Rockwell Automation, Inc. (d)	26,964	2,339,397
Roper Industries, Inc.	17,920	1,492,736
		11,732,727
Industrial Conglomerates - 2.4%
3M Co.	132,776	12,593,804
General Electric Co. (d)	1,981,702	37,374,900
Tyco International Ltd.	87,625	4,331,304
		54,300,008
Machinery - 2.4%
Caterpillar, Inc.	120,420	12,819,913
Cummins, Inc.	36,669	3,794,875
Danaher Corp.	101,748	5,391,627
Deere & Co.	78,426	6,466,224
Dover Corp. (d)	34,864	2,363,779
Eaton Corp.	63,756	3,280,246
Flowserve Corp.	10,431	1,146,263
Illinois Tool Works, Inc.	93,438	5,278,313
Ingersoll-Rand Co. Ltd. (d)	61,899	2,810,834
Joy Global, Inc. (d)	19,627	1,869,275
PACCAR, Inc. (d)	68,291	3,488,987
Pall Corp.	21,698	1,220,079
Parker Hannifin Corp.	30,303	2,719,391

	Shares	Value
Snap-On, Inc. (d)	10,874	$ 679,408
Stanley Black & Decker, Inc.	31,413	2,263,307
		55,592,521
Professional Services - 0.1%
Dun & Bradstreet Corp. (d)	9,232	697,385
Equifax, Inc.	22,996	798,421
Robert Half International, Inc.	27,436	741,595
		2,237,401
Road & Rail - 0.9%
CSX Corp.	206,059	5,402,867
Norfolk Southern Corp.	66,001	4,945,455
Ryder System, Inc.	9,594	545,419
Union Pacific Corp.	91,657	9,568,991
		20,462,732
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	55,097	1,982,941
W.W. Grainger, Inc. (d)	10,872	1,670,483
		3,653,424
TOTAL INDUSTRIALS		252,860,205
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 2.0%
Cisco Systems, Inc.	1,027,748	16,043,146
F5 Networks, Inc. (a)(d)	15,157	1,671,059
Harris Corp. (d)	23,768	1,070,986
JDS Uniphase Corp. (a)(d)	42,412	706,584
Juniper Networks, Inc. (a)	99,608	3,137,652
Motorola Mobility Holdings, Inc.	55,120	1,214,845
Motorola Solutions, Inc.	63,444	2,920,962
QUALCOMM, Inc.	311,964	17,716,436
Tellabs, Inc. (d)	67,884	312,945
		44,794,615
Computers & Peripherals - 4.2%
Apple, Inc. (a)	172,797	58,002,769
Dell, Inc. (a)(d)	306,789	5,114,173
EMC Corp. (a)	384,471	10,592,176
Hewlett-Packard Co.	387,570	14,107,548
Lexmark International, Inc. Class A (a)(d)	14,805	433,194
NetApp, Inc. (a)	68,740	3,628,097
SanDisk Corp. (a)	44,541	1,848,452
Western Digital Corp. (a)	43,426	1,579,838
		95,306,247
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	32,916	1,777,135
Corning, Inc.	293,348	5,324,266
FLIR Systems, Inc. (d)	29,837	1,005,805
Jabil Circuit, Inc. (d)	36,748	742,310
Molex, Inc. (d)	25,981	669,530
		9,519,046
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)	34,888	$ 1,097,925
eBay, Inc. (a)	213,419	6,887,031
Google, Inc. Class A (a)	46,968	23,783,656
Monster Worldwide, Inc. (a)(d)	24,164	354,244
VeriSign, Inc. (d)	31,481	1,053,354
Yahoo!, Inc. (a)(d)	243,464	3,661,699
		36,837,909
IT Services - 3.2%
Automatic Data Processing, Inc.	93,373	4,918,890
Cognizant Technology Solutions Corp. Class A (a)	56,851	4,169,452
Computer Sciences Corp.	28,979	1,100,043
Fidelity National Information Services, Inc.	50,282	1,548,183
Fiserv, Inc. (a)	26,835	1,680,676
International Business Machines Corp.	226,322	38,825,539
MasterCard, Inc. Class A	17,594	5,301,776
Paychex, Inc. (d)	60,176	1,848,607
SAIC, Inc. (a)(d)	52,139	876,978
Teradata Corp. (a)	31,542	1,898,828
The Western Union Co.	118,143	2,366,404
Total System Services, Inc. (d)	30,239	561,841
Visa, Inc. Class A	89,502	7,541,439
		72,638,656
Office Electronics - 0.1%
Xerox Corp.	261,822	2,725,567
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)(d)	107,916	754,333
Altera Corp.	60,210	2,790,734
Analog Devices, Inc. (d)	55,988	2,191,370
Applied Materials, Inc.	246,324	3,204,675
Broadcom Corp. Class A	89,155	2,999,174
First Solar, Inc. (a)(d)	10,143	1,341,615
Intel Corp.	990,716	21,954,267
KLA-Tencor Corp. (d)	31,373	1,269,979
Linear Technology Corp. (d)	42,554	1,405,133
LSI Corp. (a)	113,170	805,770
MEMC Electronic Materials, Inc. (a)(d)	43,055	367,259
Microchip Technology, Inc. (d)	35,592	1,349,293
Micron Technology, Inc. (a)(d)	160,934	1,203,786
National Semiconductor Corp.	45,059	1,108,902
Novellus Systems, Inc. (a)	16,688	603,104
NVIDIA Corp. (a)(d)	112,168	1,787,397
Teradyne, Inc. (a)(d)	34,651	512,835
Texas Instruments, Inc.	216,972	7,123,191
Xilinx, Inc. (d)	49,634	1,810,152
		54,582,969

	Shares	Value
Software - 3.7%
Adobe Systems, Inc. (a)	94,262	$ 2,964,540
Autodesk, Inc. (a)	43,156	1,665,822
BMC Software, Inc. (a)	33,047	1,807,671
CA, Inc.	70,928	1,619,996
Citrix Systems, Inc. (a)	35,128	2,810,240
Compuware Corp. (a)	40,781	398,023
Electronic Arts, Inc. (a)	62,121	1,466,056
Intuit, Inc. (a)	51,124	2,651,291
Microsoft Corp.	1,386,636	36,052,536
Oracle Corp.	728,106	23,961,968
Red Hat, Inc. (a)	36,068	1,655,521
salesforce.com, Inc. (a)(d)	22,518	3,354,732
Symantec Corp. (a)	141,178	2,784,030
		83,192,426
TOTAL INFORMATION TECHNOLOGY		399,597,435
MATERIALS - 3.6%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	39,595	3,784,490
Airgas, Inc.	13,055	914,372
CF Industries Holdings, Inc.	13,357	1,892,286
Dow Chemical Co.	219,665	7,907,940
E.I. du Pont de Nemours & Co.	173,535	9,379,567
Eastman Chemical Co.	13,276	1,355,081
Ecolab, Inc.	43,350	2,444,073
FMC Corp.	13,405	1,153,098
International Flavors & Fragrances, Inc.	15,021	964,949
Monsanto Co.	100,152	7,265,026
PPG Industries, Inc. (d)	29,552	2,683,026
Praxair, Inc. (d)	56,818	6,158,503
Sherwin-Williams Co. (d)	16,511	1,384,778
Sigma Aldrich Corp. (d)	22,760	1,670,129
		48,957,318
Construction Materials - 0.0%
Vulcan Materials Co. (d)	24,124	929,498
Containers & Packaging - 0.1%
Ball Corp.	31,385	1,207,067
Bemis Co., Inc. (d)	19,683	664,892
Owens-Illinois, Inc. (a)	30,646	790,973
Sealed Air Corp.	29,926	711,940
		3,374,872
Metals & Mining - 1.1%
AK Steel Holding Corp. (d)	20,602	324,688
Alcoa, Inc. (d)	198,763	3,152,381
Allegheny Technologies, Inc. (d)	19,830	1,258,610
Cliffs Natural Resources, Inc. (d)	27,029	2,498,831
Freeport-McMoRan Copper & Gold, Inc.	177,013	9,363,988
Newmont Mining Corp.	92,249	4,978,679
Nucor Corp.	59,058	2,434,371
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp. (d)	16,833	$ 308,381
United States Steel Corp. (d)	26,864	1,236,819
		25,556,748
Paper & Forest Products - 0.2%
International Paper Co. (d)	81,704	2,436,413
MeadWestvaco Corp.	31,707	1,056,160
		3,492,573
TOTAL MATERIALS		82,311,009
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	1,106,567	34,757,269
CenturyLink, Inc.	112,215	4,536,852
Frontier Communications Corp. (d)	185,964	1,500,729
Verizon Communications, Inc.	528,633	19,681,007
Windstream Corp.	95,292	1,234,984
		61,710,841
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	74,113	3,878,333
MetroPCS Communications, Inc. (a)(d)	49,607	853,736
Sprint Nextel Corp. (a)	559,020	3,013,118
		7,745,187
TOTAL TELECOMMUNICATION SERVICES		69,456,028
UTILITIES - 3.4%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	90,026	3,392,180
Duke Energy Corp. (d)	248,769	4,684,320
Edison International	60,880	2,359,100
Entergy Corp. (d)	33,254	2,270,583
Exelon Corp. (d)	123,772	5,302,392
FirstEnergy Corp.	78,146	3,450,146
NextEra Energy, Inc.	78,846	4,530,491
Northeast Utilities	33,032	1,161,735
Pepco Holdings, Inc. (d)	42,186	828,111
Pinnacle West Capital Corp.	20,370	908,095
PPL Corp. (d)	107,845	3,001,326
Progress Energy, Inc.	55,035	2,642,230
Southern Co. (d)	158,664	6,406,852
		40,937,561
Gas Utilities - 0.1%
Nicor, Inc.	8,511	465,892
ONEOK, Inc. (d)	20,016	1,481,384
		1,947,276
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	37,503	1,423,614

	Shares	Value
NRG Energy, Inc. (a)	45,049	$ 1,107,304
The AES Corp. (a)	122,744	1,563,759
		4,094,677
Multi-Utilities - 1.3%
Ameren Corp.	45,060	1,299,530
CenterPoint Energy, Inc.	79,491	1,538,151
CMS Energy Corp. (d)	47,154	928,462
Consolidated Edison, Inc. (d)	54,670	2,910,631
Dominion Resources, Inc. (d)	107,592	5,193,466
DTE Energy Co.	31,643	1,582,783
Integrys Energy Group, Inc. (d)	14,548	754,168
NiSource, Inc.	52,241	1,057,880
PG&E Corp.	74,360	3,125,351
Public Service Enterprise Group, Inc.	94,532	3,085,524
SCANA Corp.	21,358	840,864
Sempra Energy	44,742	2,365,957
TECO Energy, Inc. (d)	40,163	758,679
Wisconsin Energy Corp.	43,677	1,369,274
Xcel Energy, Inc.	90,472	2,198,470
		29,009,190
TOTAL UTILITIES		75,988,704
TOTAL COMMON STOCKS (Cost $1,341,254,011)		2,246,020,888
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.2% 7/28/11 to 12/15/11 (e) (Cost $1,824,707)	$ 1,825,000	1,824,879
Money Market Funds - 11.4%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	2,338,984	2,338,984
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	256,658,825	256,658,825
TOTAL MONEY MARKET FUNDS (Cost $258,997,809)		258,997,809
TOTAL INVESTMENT PORTFOLIO - 110.5% (Cost $1,602,076,527)	2,506,843,576
NET OTHER ASSETS (LIABILITIES) - (10.5)%	(238,834,072)
NET ASSETS - 100%	$ 2,268,009,504
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
82 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 26,967,750	$ 395,260
The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,744,906.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,933
Fidelity Securities Lending Cash Central Fund	192,861
Total	$ 212,794
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 238,978,981	$ 238,978,981	$ -	$ -
Consumer Staples	239,066,514	239,066,514	-	-
Energy	284,731,107	284,731,107	-	-
Financials	339,969,814	339,969,814	-	-
Health Care	263,061,091	263,061,091	-	-
Industrials	252,860,205	252,860,205	-	-
Information Technology	399,597,435	399,597,435	-	-
Materials	82,311,009	82,311,009	-	-
Telecommunication Services	69,456,028	69,456,028	-	-
Utilities	75,988,704	75,988,704	-	-
U.S. Government and Government Agency Obligations	1,824,879	-	1,824,879	-
Money Market Funds	258,997,809	258,997,809	-	-
Total Investments in Securities:	$ 2,506,843,576	$ 2,505,018,697	$ 1,824,879	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 395,260	$ 395,260	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 395,260	$ -
Total Value of Derivatives	$ 395,260	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $253,369,230) - See accompanying schedule: Unaffiliated issuers (cost $1,343,078,718)	$ 2,247,845,767
Fidelity Central Funds (cost $258,997,809)	258,997,809
Total Investments (cost $1,602,076,527)		$ 2,506,843,576
Cash		13,866
Receivable for investments sold		20,428,436
Receivable for fund shares sold		1,124,981
Dividends receivable		2,880,437
Distributions receivable from Fidelity Central Funds		30,630
Receivable for daily variation on futures contracts		229,600
Other receivables		41,223
Total assets		2,531,592,749

Liabilities
Payable for investments purchased	$ 46,462
Payable for fund shares redeemed	6,599,495
Accrued management fee	185,323
Distribution and service plan fees payable	54,136
Other payables and accrued expenses	39,004
Collateral on securities loaned, at value	256,658,825
Total liabilities		263,583,245

Net Assets		$ 2,268,009,504
Net Assets consist of:
Paid in capital		$ 1,324,270,616
Undistributed net investment income		20,602,548
Accumulated undistributed net realized gain (loss) on investments		17,974,031
Net unrealized appreciation (depreciation) on investments		905,162,309
Net Assets		$ 2,268,009,504

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,978,734,996 ÷ 14,416,625 shares)	$ 137.25

Service Class: Net Asset Value, offering price and redemption price per share ($39,243,498 ÷ 286,778 shares)	$ 136.84

Service Class 2: Net Asset Value, offering price and redemption price per share ($250,031,010 ÷ 1,839,276 shares)	$ 135.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 21,913,105
Interest		3,396
Income from Fidelity Central Funds		212,794
Total income		22,129,295

Expenses
Management fee	$ 1,146,832
Distribution and service plan fees	334,432
Independent trustees' compensation	5,940
Miscellaneous	3,819
Total expenses before reductions	1,491,023
Expense reductions	(16)	1,491,007
Net investment income (loss)		20,638,288
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,406,379
Futures contracts	1,606,536
Total net realized gain (loss)		21,012,915
Change in net unrealized appreciation (depreciation) on: Investment securities	90,294,816
Futures contracts	(310,763)
Total change in net unrealized appreciation (depreciation)		89,984,053
Net gain (loss)		110,996,968
Net increase (decrease) in net assets resulting from operations		$ 131,635,256

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,638,288	$ 38,610,465
Net realized gain (loss)	21,012,915	49,816,060
Change in net unrealized appreciation (depreciation)	89,984,053	198,653,430
Net increase (decrease) in net assets resulting from operations	131,635,256	287,079,955
Distributions to shareholders from net investment income	-	(39,528,264)
Distributions to shareholders from net realized gain	(50,501,627)	(38,021,665)
Total distributions	(50,501,627)	(77,549,929)
Share transactions - net increase (decrease)	(24,280,775)	(19,052,019)
Total increase (decrease) in net assets	56,852,854	190,478,007

Net Assets
Beginning of period	2,211,156,650	2,020,678,643
End of period (including undistributed net investment income of $20,602,548 and distributions in excess of net investment income of $35,740, respectively)	$ 2,268,009,504	$ 2,211,156,650

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 132.39	$ 119.62	$ 99.19	$ 164.03	$ 161.36	$ 141.88
Income from Investment Operations
Net investment income (loss) E	1.25	2.35	2.37	3.03	3.11	2.71
Net realized and unrealized gain (loss)	6.64	15.13	23.03	(63.32)	5.59	19.26
Total from investment operations	7.89	17.48	25.40	(60.29)	8.70	21.97
Distributions from net investment income	-	(2.44)	(2.72)	(3.07)	(6.03)	(2.49)
Distributions from net realized gain	(3.03)	(2.27)	(2.25)	(1.48)	-	-
Total distributions	(3.03)	(4.71)	(4.97)	(4.55)	(6.03)	(2.49)
Net asset value, end of period	$ 137.25	$ 132.39	$ 119.62	$ 99.19	$ 164.03	$ 161.36
Total Return B, C, D	5.99%	15.02%	26.61%	(37.00)%	5.45%	15.73%
Ratios to Average Net Assets F, H
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.83% A	1.94%	2.31%	2.22%	1.86%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,978,735	$ 1,931,271	$ 1,767,750	$ 1,525,779	$ 2,626,891	$ 2,780,085
Portfolio turnover rate G	4% A	5%	6%	6%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 132.07	$ 119.35	$ 98.99	$ 163.66	$ 160.88	$ 141.48
Income from Investment Operations
Net investment income (loss) E	1.17	2.22	2.27	2.88	2.93	2.55
Net realized and unrealized gain (loss)	6.63	15.09	22.96	(63.14)	5.58	19.22
Total from investment operations	7.80	17.31	25.23	(60.26)	8.51	21.77
Distributions from net investment income	-	(2.32)	(2.62)	(2.93)	(5.73)	(2.37)
Distributions from net realized gain	(3.03)	(2.27)	(2.25)	(1.48)	-	-
Total distributions	(3.03)	(4.59)	(4.87)	(4.41)	(5.73)	(2.37)
Net asset value, end of period	$ 136.84	$ 132.07	$ 119.35	$ 98.99	$ 163.66	$ 160.88
Total Return B, C, D	5.94%	14.91%	26.48%	(37.07)%	5.34%	15.61%
Ratios to Average Net Assets F, H
Expenses before reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.73% A	1.84%	2.21%	2.12%	1.76%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,243	$ 37,209	$ 32,708	$ 24,340	$ 38,960	$ 35,953
Portfolio turnover rate G	4% A	5%	6%	6%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 131.31	$ 118.71	$ 98.50	$ 162.79	$ 159.90	$ 140.68
Income from Investment Operations
Net investment income (loss) E	1.07	2.03	2.11	2.66	2.67	2.32
Net realized and unrealized gain (loss)	6.59	14.97	22.82	(62.74)	5.54	19.11
Total from investment operations	7.66	17.00	24.93	(60.08)	8.21	21.43
Distributions from net investment income	-	(2.13)	(2.47)	(2.73)	(5.32)	(2.21)
Distributions from net realized gain	(3.03)	(2.27)	(2.25)	(1.48)	-	-
Total distributions	(3.03)	(4.40)	(4.72)	(4.21)	(5.32)	(2.21)
Net asset value, end of period	$ 135.94	$ 131.31	$ 118.71	$ 98.50	$ 162.79	$ 159.90
Total Return B, C, D	5.86%	14.73%	26.30%	(37.16)%	5.17%	15.44%
Ratios to Average Net Assets F, H
Expenses before reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.58% A	1.69%	2.06%	1.97%	1.61%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 250,031	$ 242,677	$ 220,221	$ 170,637	$ 269,769	$ 219,346
Portfolio turnover rate G	4% A	5%	6%	6%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Index 500 Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to future transactions, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,111,717,174
Gross unrealized depreciation	(212,467,027)
Net unrealized appreciation (depreciation) on securities and other investments	$ 899,250,147
Tax cost	$ 1,607,593,429

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $1,606,536 and a change in net unrealized appreciation (depreciation) of ($310,763) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $46,938,420 and $84,914,267, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. In addition, under an expense contract, FMR pays class-level expenses so that total expenses do not exceed ..10% of each class' average net assets, excluding the distribution and service fee for each applicable class, with certain exceptions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In July 2011, the Board of Trustees approved an amendment to the management contract lowering the management fee from .10% to .045% of the Fund's average net assets. Under the expense contract, the total expenses will continue to be limited, with certain exceptions, to .10% of each class' average net assets, excluding the distribution and service fee for each applicable class. The new management fee rate will be effective September 1, 2011.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 19,416
Service Class 2	315,016
$ 334,432

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives asset-based fees of .067% of each class' average net assets. Under the expense contract, the classes did not pay transfer agent fees during the period. Effective September 1, 2011, the fee rate will continue to be in effect but, as a result of the amendment to the management contract referenced above, each class will pay a portion of the transfer agent fees equal to an annual rate of ..055% of the class' average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,819 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $192,861.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $16.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ -	$ 35,017,804
Service Class	-	639,120
Service Class 2	-	3,871,340
Total	$ -	$ 39,528,264
From net realized gain
Initial Class	$ 44,043,562	$ 33,213,569
Service Class	850,768	619,294
Service Class 2	5,607,297	4,188,802
Total	$ 50,501,627	$ 38,021,665

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	603,657	1,562,668	$ 81,997,399	$ 191,691,853
Reinvestment of distributions	325,862	564,289	44,043,562	68,231,373
Shares redeemed	(1,100,553)	(2,317,208)	(149,767,932)	(279,458,721)
Net increase (decrease)	(171,034)	(190,251)	$ (23,726,971)	$ (19,535,495)
Service Class
Shares sold	13,443	33,640	$ 1,822,173	$ 4,058,019
Reinvestment of distributions	6,311	10,441	850,768	1,258,414
Shares redeemed	(14,714)	(36,392)	(2,001,051)	(4,366,671)
Net increase (decrease)	5,040	7,689	$ 671,890	$ 949,762
Service Class 2
Shares sold	142,421	337,917	$ 19,199,466	$ 40,695,508
Reinvestment of distributions	41,845	67,549	5,607,297	8,060,142
Shares redeemed	(193,081)	(412,564)	(26,032,457)	(49,221,936)
Net increase (decrease)	(8,815)	(7,098)	$ (1,225,694)	$ (466,286)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 33% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPIDX-SANN-0811
1.705630.113

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 22, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 22, 2011